UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05446
Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class A
| AIBAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class C
| IBFCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class T
| TIBBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-1
| IBFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-2
| IBAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-3
| IFBFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-A
| CBOAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-C
| CBOCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-E
| CBOEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-T
| TIIBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-1
| CBOFX
for the six months ended
February
28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-2
| FFOOX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio
holdings
by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-3
| FIFBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-1
| RBOAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2
| RBOBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as
the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2E
| REBBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-3
| RBOCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between
management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-4
| RBOEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5E
| RBOHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5
| RBOFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope
or
procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-023-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-6
| RBOGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-023-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Intermediate Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-023-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Bonds, notes & other debt instruments 94.50%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 30.74%
U.S. Treasury 29.45%
U.S. Treasury 4.50% 3/31/2026	USD200,000	$200,129
U.S. Treasury 0.75% 4/30/2026	10,175	10,128
U.S. Treasury 4.875% 4/30/2026	67,000	67,131
U.S. Treasury 4.375% 7/31/2026	787,750	790,135
U.S. Treasury 3.50% 9/30/2026	131,000	130,903
U.S. Treasury 1.125% 10/31/2026	17,700	17,411
U.S. Treasury 2.00% 11/15/2026	10,000	9,889
U.S. Treasury 4.625% 11/15/2026	36,728	36,985
U.S. Treasury 4.375% 12/15/2026	31,496	31,697
U.S. Treasury 1.50% 1/31/2027	19,500	19,144
U.S. Treasury 4.125% 1/31/2027	50,000	50,261
U.S. Treasury 2.375% 5/15/2027	11,300	11,152
U.S. Treasury 2.625% 5/31/2027	140,000	138,540
U.S. Treasury 3.875% 5/31/2027	15,000	15,072
U.S. Treasury 3.75% 6/30/2027	278,000	279,048
U.S. Treasury 4.375% 7/15/2027	4,881	4,941
U.S. Treasury 2.75% 7/31/2027	52,000	51,505
U.S. Treasury 3.75% 8/15/2027	211,000	211,918
U.S. Treasury 3.625% 8/31/2027	33,453	33,543
U.S. Treasury 3.375% 9/15/2027	105,000	104,909
U.S. Treasury 4.125% 9/30/2027	60,000	60,643
U.S. Treasury 4.125% 10/31/2027	30,000	30,338
U.S. Treasury 2.25% 11/15/2027	56,000	54,932
U.S. Treasury 3.375% 11/30/2027	3,647	3,645
U.S. Treasury 3.875% 11/30/2027	40,000	40,314
U.S. Treasury 4.00% 12/15/2027	204,350	206,446
U.S. Treasury 3.375% 12/31/2027	3,405	3,403
U.S. Treasury 4.25% 1/15/2028	4,600	4,670
U.S. Treasury 3.50% 1/31/2028	1,158,257	1,160,543
U.S. Treasury 4.25% 2/15/2028	9,000	9,145
U.S. Treasury 4.00% 2/29/2028	38,000	38,444
U.S. Treasury 3.625% 3/31/2028	10,965	11,017
U.S. Treasury 3.75% 5/15/2028	12,775	12,872
U.S. Treasury 1.25% 5/31/2028	4,300	4,103
U.S. Treasury 3.625% 5/31/2028	7,000	7,036
U.S. Treasury 3.875% 6/15/2028	18,303	18,501
U.S. Treasury 1.25% 6/30/2028	16,000	15,243
U.S. Treasury 1.00% 7/31/2028	— (a)	— (a)
U.S. Treasury 4.125% 7/31/2028	200,000	203,461
U.S. Treasury 2.875% 8/15/2028	10,000	9,882
U.S. Treasury 1.125% 8/31/2028	36,733	34,768
U.S. Treasury 1.375% 10/31/2028	48,250	45,804
U.S. Treasury 3.50% 11/15/2028	2,329	2,335
U.S. Treasury 4.375% 11/30/2028	13,194	13,533
U.S. Treasury 4.00% 1/31/2029	160	163
U.S. Treasury 2.625% 2/15/2029	50,000	48,932
U.S. Treasury 3.50% 2/15/2029	142,087	142,537
U.S. Treasury 4.25% 2/28/2029 (b)	994,000	1,018,073
U.S. Treasury 4.50% 5/31/2029	223,100	230,537
U.S. Treasury 4.25% 6/30/2029	19,120	19,620
U.S. Treasury 4.125% 10/31/2029	18,000	18,422
U.S. Treasury 4.125% 11/30/2029	75,000	76,776
U.S. Treasury 3.875% 12/31/2029	24,000	24,362
U.S. Treasury 4.375% 12/31/2029	104,000	107,419
U.S. Treasury 3.50% 1/31/2030	26,000	26,043
U.S. Treasury 4.25% 1/31/2030	2,350	2,418
U.S. Treasury 4.00% 2/28/2030	3,350	3,417
U.S. Treasury 3.625% 3/31/2030	11,700	11,771
U.S. Treasury 3.75% 5/31/2030	65,000	65,683
U.S. Treasury 4.00% 5/31/2030	244,000	248,989
U.S. Treasury 3.875% 6/30/2030	14,103	14,322
U.S. Treasury 4.00% 7/31/2030	12,963	13,233

1	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 9/30/2030	USD153,949	$161,200
U.S. Treasury 4.875% 10/31/2030	58,803	62,237
U.S. Treasury 3.50% 11/30/2030	4,300	4,299
U.S. Treasury 4.375% 11/30/2030	6,661	6,909
U.S. Treasury 3.625% 12/31/2030	12,367	12,427
U.S. Treasury 3.75% 1/31/2031	1,057,861	1,068,811
U.S. Treasury 4.00% 1/31/2031	64	65
U.S. Treasury 4.25% 2/28/2031	2,355	2,432
U.S. Treasury 4.625% 4/30/2031	29,000	30,464
U.S. Treasury 4.25% 6/30/2031	60,000	61,992
U.S. Treasury 1.25% 8/15/2031	3,000	2,656
U.S. Treasury 4.125% 10/31/2031	17,280	17,741
U.S. Treasury 4.125% 11/30/2031	48,900	50,207
U.S. Treasury 4.375% 1/31/2032	15,000	15,597
U.S. Treasury 1.875% 2/15/2032	10,000	9,064
U.S. Treasury 4.125% 2/29/2032	40,000	41,057
U.S. Treasury 4.00% 4/30/2032	50,000	50,966
U.S. Treasury 4.00% 6/30/2032	77,000	78,463
U.S. Treasury 4.125% 11/15/2032	687	704
U.S. Treasury 3.75% 11/30/2032	8,532	8,555
U.S. Treasury 3.875% 12/31/2032	33,000	33,326
U.S. Treasury 4.00% 1/31/2033	16,490	16,775
U.S. Treasury 3.50% 2/15/2033	3,200	3,156
U.S. Treasury 4.375% 5/15/2034	179	186
U.S. Treasury 4.00% 11/15/2035	1,674	1,680
U.S. Treasury 4.125% 2/15/2036	75,302	76,308
U.S. Treasury 4.625% 5/15/2044	997	1,009
U.S. Treasury 1.875% 2/15/2051	578	337
U.S. Treasury 2.375% 5/15/2051	662	435
U.S. Treasury 4.625% 2/15/2055	80,000	79,800
U.S. Treasury 4.75% 8/15/2055	89,000	90,654
U.S. Treasury 4.625% 11/15/2055 (b)	192,969	192,698
		8,460,446

U.S. Treasury inflation-protected securities 1.29%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (c)	30,667	30,421
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (c)	40,352	41,025
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (c)	54,019	54,362
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (c)	25,450	25,988
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (c)	20,816	16,789
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	205,088	202,323
		370,908
Total U.S. Treasury bonds & notes		8,831,354
Mortgage-backed obligations 26.99%
Federal agency mortgage-backed obligations 17.64%
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (d)	3	3
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (d)	16	15
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (d)	66	65
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (d)	— (a)	— (a)
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (d)	25	25
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (d)	11	10
Fannie Mae Pool #310129 3.50% 7/1/2027 (d)	30	30
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (d)	4	4
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (d)	2	2
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (d)	7	7
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (d)	9	9
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (d)	79	78
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (d)	85	84
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (d)	134	133
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (d)	62	61
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (d)	3	3
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (d)	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (d)	190	189

Intermediate Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (d)	USD166	$166
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (d)	20	20
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (d)	140	138
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (d)	59	58
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (d)	219	217
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (d)	106	105
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (d)	101	101
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (d)	101	100
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (d)	8	8
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (d)	155	154
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (d)	113	113
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (d)	139	138
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (d)	99	99
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (d)	50	50
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (d)	19	19
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (d)	198	197
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (d)	21	20
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (d)	79	78
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (d)	52	51
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (d)	319	317
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (d)	36	36
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (d)	56	56
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (d)	179	178
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (d)	51	51
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (d)	56	56
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (d)	51	51
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (d)	607	596
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (d)	124	121
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (d)	14	14
Fannie Mae Pool #695412 5.00% 6/1/2033 (d)	2	2
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (d)	4,830	4,863
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (d)	5	5
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (d)	52	51
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	3,137	3,006
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (d)	17	18
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (d)	3,086	2,945
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	4,451	4,248
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	873	833
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (d)	395	377
Fannie Mae Pool #888698 7.00% 10/1/2037 (d)	12	13
Fannie Mae Pool #931768 5.00% 8/1/2039 (d)	27	27
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (d)	4,329	4,480
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (d)	821	853
Fannie Mae Pool #DC3299 6.00% 9/1/2039 (d)	688	714
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (d)	110	113
Fannie Mae Pool #DC9687 6.00% 12/1/2039 (d)	1,388	1,442
Fannie Mae Pool #DC9688 6.00% 12/1/2039 (d)	895	928
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (d)	150	156
Fannie Mae Pool #DD0877 6.00% 1/1/2040 (d)	1,762	1,826
Fannie Mae Pool #DC9689 6.00% 1/1/2040 (d)	1,747	1,813
Fannie Mae Pool #DD0876 6.00% 1/1/2040 (d)	1,085	1,126
Fannie Mae Pool #932606 5.00% 2/1/2040 (d)	45	46
Fannie Mae Pool #CC0032 6.00% 2/1/2040 (d)	169	175
Fannie Mae Pool #MA5632 6.00% 2/1/2040 (d)	43	45
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (d)	8,708	9,011
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (d)	2,089	2,162
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (d)	46	47
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (d)	20	21
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (d)	203	184
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (d)	230	208
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (d)	2,169	1,942
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (d)	203	209
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	8,609	7,694
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (d)	1,025	917
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (d)	406	363
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (d)	7,682	6,815

3	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (d)	USD700	$628
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (d)	14	14
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (d)	85	88
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (d)	18,879	16,838
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (d)	40	41
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (d)	28,318	24,367
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (d)	3,868	3,421
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (d)	119	122
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (d)	1,462	1,292
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (d)	262	254
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (d)	111	107
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (d)	37	36
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (d)	54	52
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (d)	1,153	1,119
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (d)	386	373
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (d)	37	36
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (d)	19	18
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (d)	81	78
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (d)	700	676
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	22,508	21,724
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	937	879
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	1,178	1,104
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (d)	564	542
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (d)	151	146
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (d)	86	83
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (d)	77	75
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (d)	23	22
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (d)	70	69
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (d)	2,856	2,742
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (d)	413	397
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (d)	41	40
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (d)	57	56
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (d)	17	17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (d)	91	92
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (d)	1,653	1,731
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	744	718
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (d)	4,296	4,135
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (d)	1,133	1,089
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (d)	5,742	5,526
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (d)	3,224	3,097
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (d)	33,698	31,166
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (d)	11,151	10,145
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (d)	18	16
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (d)	23,924	21,911
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	3,323	2,940
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	515	448
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (d)	147	133
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	9,258	8,194
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (d)	73	66
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (d)	2,042	1,701
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	257	235
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (d)	46	38
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (d)	113	103
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (d)	7,726	6,800
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (d)	4,800	4,259
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (d)	4,114	3,466
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	1,571	1,315
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	265	220
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (d)	4,499	4,153
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (d)	77	70
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	316	319
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	5,362	4,487
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (d)	391	340
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (d)	190	165
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (d)	42	38
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	158	131

Intermediate Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	USD15,185	$13,405
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (d)	13,185	11,098
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	2,507	2,080
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (d)	48	40
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (d)	4	3
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (d)	12,208	10,133
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	5,116	4,276
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	74	62
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (d)	39	34
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (d)	24	20
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (d)	18,171	16,826
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (d)	1,194	1,090
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (d)	143	131
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (d)	34,431	28,704
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (d)	2,192	1,818
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	3,052	2,682
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	4,198	3,483
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (d)	2,300	1,920
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	791	686
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (d)	108	99
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	3,723	3,105
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (d)	147	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	1,667	1,446
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (d)	1,238	1,097
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (d)	602	522
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (d)	139	122
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (d)	33	29
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (d)	153	127
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (d)	128	106
Fannie Mae Pool #FM8320 2.50% 8/1/2051 (d)	231	200
Fannie Mae Pool #BR2258 2.50% 8/1/2051 (d)	144	126
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (d)	34	30
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (d)	3,200	2,777
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (d)	840	729
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (d)	778	679
Fannie Mae Pool #FS0031 2.50% 10/1/2051 (d)	1,665	1,445
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (d)	684	593
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (d)	23	20
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	5,009	4,171
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (d)	501	418
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	341	284
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (d)	7,316	6,496
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (d)	3,421	3,050
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (d)	959	832
Fannie Mae Pool #CB2049 2.50% 11/1/2051 (d)	116	101
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	8,070	7,399
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	3,539	3,252
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (d)	993	914
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (d)	1,552	1,292
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (d)	932	774
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	707	587
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (d)	21,901	19,601
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	13,030	11,510
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	11,868	10,497
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (d)	11,801	10,423
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	5,716	5,052
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	4,435	3,929
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	4,426	3,917
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (d)	3,763	3,349
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (d)	966	840
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (d)	346	301
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (d)	7,750	7,019
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (d)	5,078	4,702
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (d)	1,036	952
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (d)	33	30
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (d)	1,542	1,283

5	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (d)	USD703	$584
Fannie Mae Pool #BU1452 2.00% 1/1/2052 (d)	349	290
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (d)	2,454	2,130
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (d)	1,677	1,456
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	1,492	1,295
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (d)	949	825
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	570	496
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (d)	503	437
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (d)	220	192
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	120	105
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (d)	10,705	9,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	15,190	12,605
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (d)	11,670	9,684
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	5,252	4,390
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (d)	3,192	2,656
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (d)	772	641
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (d)	444	368
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (d)	181	150
Fannie Mae Pool #BV2340 2.00% 2/1/2052 (d)	127	105
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (d)	35	29
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (d)	1,390	1,226
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	413	381
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (d)	3,257	2,702
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (d)	2,017	1,673
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (d)	1,967	1,635
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (d)	1,602	1,332
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (d)	840	699
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (d)	835	693
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (d)	157	130
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (d)	30	25
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	1,106	1,008
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	7,263	6,040
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	2,653	2,205
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (d)	1,285	1,068
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (d)	634	527
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (d)	126	105
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (d)	124	102
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (d)	20,138	17,513
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (d)	654	571
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (d)	162	141
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	579	566
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,743	1,453
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (d)	712	623
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (d)	852	773
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (d)	1,100	913
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (d)	830	688
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (d)	799	697
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (d)	106	92
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (d)	767	696
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (d)	685	621
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	1,198	1,169
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (d)	749	621
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (d)	5,554	4,822
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	1,977	1,722
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (d)	1,724	1,497
Fannie Mae Pool #FS5294 2.50% 7/1/2052 (d)	113	98
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (d)	19,023	17,233
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (d)	2,862	2,788
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (d)	562	587
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (d)	218	225
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (d)	803	797
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	7,412	6,170
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	7,575	7,526
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (d)	2,004	1,991
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	6,319	6,451
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	5,821	5,944

Intermediate Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	USD3,088	$3,068
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	32	31
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (d)	146	149
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (d)	635	552
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (d)	508	442
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	13,983	14,291
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	247	246
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (d)	1,423	1,451
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (d)	648	661
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (d)	21	22
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (d)	5,614	5,789
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (d)	102	106
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (d)	1,669	1,753
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	12,963	13,232
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (d)	1,532	1,563
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	3,727	3,823
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (d)	1,464	1,497
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (d)	1,297	1,322
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (d)	1,128	1,151
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (d)	914	933
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	24,052	24,547
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (d)	2,137	2,190
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (d)	1,791	1,826
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (d)	1,765	1,803
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (d)	1,460	1,494
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	1,413	1,443
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (d)	1,139	1,160
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (d)	2,615	2,696
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (d)	34	35
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (d)	3,932	4,165
Fannie Mae Pool #FS9677 2.50% 5/1/2053 (d)	140	122
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (d)	2,661	2,411
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	7,604	7,702
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	15,994	16,321
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (d)	2,214	2,257
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (d)	1,525	1,571
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (d)	1,519	1,548
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (d)	1,200	1,224
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	872	890
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	405	413
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (d)	40,973	42,405
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (d)	1,659	1,722
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (d)	82	84
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (d)	1,258	1,312
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (d)	5,496	5,457
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (d)	896	890
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	43,270	44,156
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	20,231	20,589
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (d)	960	980
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (d)	42	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (d)	63,870	65,906
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (d)	22,682	23,390
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (d)	14,407	14,886
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (d)	10,461	10,831
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (d)	692	712
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (d)	33	34
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	13,849	14,507
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	5,100	5,311
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	4,045	4,235
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (d)	8,060	6,698
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	357	337
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	57,315	58,463
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (d)	767	800
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (d)	7,655	7,595
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (d)	129,223	133,262
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	91	93

7	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (d)	USD7,935	$8,181
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	222	227
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	9,600	9,885
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (d)	8,810	9,090
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (d)	1,117	1,163
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	3,096	3,156
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	2,056	2,095
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	11,585	11,890
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (d)	8,234	8,490
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (d)	5,930	6,110
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (d)	13,949	14,647
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	2,841	2,964
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	2,229	2,318
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	2,224	2,267
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	29,348	30,230
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (d)	3,518	3,622
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	1,075	1,134
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	7,296	7,515
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (d)	1,985	2,042
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	29,379	30,566
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	4,875	5,139
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (d)	869	915
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (d)	1,125	1,193
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	556	566
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	107	109
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	17,844	18,392
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	10,288	10,690
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	2,054	2,162
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (d)	69	72
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (d)	5,614	5,713
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (d)	4,893	4,990
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	4,038	4,110
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (d)	2,338	2,393
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (d)	1,173	1,204
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	7,118	7,344
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (d)	6,597	6,887
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	327	337
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	925	977
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	6,664	6,797
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (d)	5,057	5,187
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	2,616	2,669
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (d)	73	75
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	2,058	2,155
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (d)	345	364
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (d)	369	375
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (d)	56	59
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	9,274	9,438
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	4,258	4,398
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	3,850	4,013
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	771	792
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	568	584
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	488	506
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (d)	8,160	8,477
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	3,135	3,279
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	286	297
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (d)	43	45
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	5,026	5,144
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	2,330	2,372
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	2,026	2,074
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	263	271
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	7,494	7,695
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	2,113	2,183
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (d)	982	1,009
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	475	487
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	415	429
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	8,198	8,634

Intermediate Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	USD4,783	$5,004
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	1,851	1,944
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	1,382	1,442
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	854	898
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	555	585
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (d)	553	576
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	293	296
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	24	25
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	4,845	4,975
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	3,681	3,834
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	2,266	2,327
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	1,846	1,900
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	1,631	1,679
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	1,505	1,554
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (d)	1,028	1,063
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	536	551
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	208	215
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	182	189
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	162	170
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (d)	77	79
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	5,165	5,398
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	2,043	2,123
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (d)	1,529	1,597
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	396	415
Fannie Mae Pool #DB1919 7.00% 8/1/2054 (d)	177	188
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	19,050	19,598
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	3,854	3,923
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,912	2,963
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	2,233	2,285
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	884	900
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	3,737	3,860
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (d)	415	426
Fannie Mae Pool #DC3457 6.00% 9/1/2054 (d)	251	258
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	92	95
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (d)	3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (d)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	6,390	6,638
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	48	50
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	509	522
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (d)	7,679	8,015
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (d)	6,019	6,354
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	593	622
Fannie Mae Pool #DC4927 6.50% 10/1/2054 (d)	271	282
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	3,592	3,613
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	4,682	4,786
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	4	4
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	14,446	14,934
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	1,666	1,710
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	16,004	16,101
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	4,985	5,039
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	12,775	13,057
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	887	907
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (d)	1,669	1,727
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	1,363	1,399
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	452	464
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	187	191
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (d)	3,285	3,413
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (d)	91	91
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	8,914	9,011
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	10	10
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	5,998	6,156
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	1,344	1,380
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (d)	11	12
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (d)	1,240	1,304
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	6,254	6,362
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	6,164	6,328

9	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD3317 6.50% 2/1/2055 (d)	USD322	$335
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (d)	36	38
Fannie Mae Pool #DD1054 7.00% 2/1/2055 (d)	1,748	1,846
Fannie Mae Pool #DD0760 7.00% 2/1/2055 (d)	1,404	1,480
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	133	131
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	2,094	2,150
Fannie Mae Pool #190445 6.50% 3/1/2055 (d)	66,920	69,523
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	15,880	16,521
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	2,526	2,653
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	143	142
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	33,461	34,344
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	7	8
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (d)	2	2
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (d)	337	351
Fannie Mae Pool #DD8349 7.00% 4/1/2055 (d)	920	967
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (d)	326	344
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	710	714
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (d)	7	7
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	18,826	19,323
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (d)	998	1,051
Fannie Mae Pool #DD7749 7.00% 5/1/2055 (d)	481	507
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	362	364
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	7,447	7,574
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	5,248	5,452
Fannie Mae Pool #DE1088 7.00% 6/1/2055 (d)	1,912	2,012
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (d)	1,355	1,424
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (d)	221	227
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	19	19
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (d)	54,791	56,955
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	14,013	14,558
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	5,199	5,288
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	46	48
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	6,654	6,915
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	311	316
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (d)	47	50
Fannie Mae Pool #DF5677 5.50% 12/1/2055 (d)	410	417
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	1,983	1,935
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (d)	10,221	9,578
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	1,144	1,143
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	6,701	6,278
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (d)	4,275	4,005
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	8,631	7,695
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	8,694	7,358
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (d)	2,254	1,995
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	2,550	2,526
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	2,750	2,434
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	3,983	3,697
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	920	885
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (d)	66	71
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (d)	130	136
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (d)	22	23
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (d)(e)	16,000	16,357
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (d)	44	40
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (d)	182	162
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (d)(e)(f)	2,004	1,966
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (d)(e)(f)	3,350	3,420
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (d)(e)(f)	13,794	14,156
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (d)(e)	1,000	1,023
Freddie Mac Pool #G14278 3.50% 10/1/2026 (d)	26	26
Freddie Mac Pool #J17236 3.50% 11/1/2026 (d)	8	8
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (d)	10	10
Freddie Mac Pool #G14502 3.00% 2/1/2027 (d)	20	20
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (d)	5	5
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (d)	6	6
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (d)	2	2
Freddie Mac Pool #ZA0550 6.50% 9/1/2028 (d)	3	3

Intermediate Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (d)	USD90	$89
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (d)	90	89
Freddie Mac Pool #J25843 3.50% 10/1/2028 (d)	37	37
Freddie Mac Pool #ZA0559 7.00% 10/1/2028 (d)	1	1
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (d)	207	204
Freddie Mac Pool #V60341 3.00% 11/1/2028 (d)	123	121
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (d)	45	45
Freddie Mac Pool #J26473 3.50% 11/1/2028 (d)	126	126
Freddie Mac Pool #J26343 3.50% 11/1/2028 (d)	34	33
Freddie Mac Pool #ZA0560 6.50% 11/1/2028 (d)	19	20
Freddie Mac Pool #V60362 3.00% 12/1/2028 (d)	75	74
Freddie Mac Pool #G14942 3.50% 12/1/2028 (d)	171	170
Freddie Mac Pool #V60368 3.50% 12/1/2028 (d)	86	85
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (d)	336	333
Freddie Mac Pool #V60448 3.00% 1/1/2029 (d)	95	94
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (d)	161	159
Freddie Mac Pool #V60493 3.00% 2/1/2029 (d)	129	128
Freddie Mac Pool #J27240 3.50% 2/1/2029 (d)	69	69
Freddie Mac Pool #J27711 3.50% 3/1/2029 (d)	4	4
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (d)	11	10
Freddie Mac Pool #J28177 3.50% 5/1/2029 (d)	45	45
Freddie Mac Pool #J28422 3.50% 6/1/2029 (d)	72	72
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (d)	110	109
Freddie Mac Pool #J28964 3.50% 8/1/2029 (d)	29	29
Freddie Mac Pool #J29039 3.50% 8/1/2029 (d)	14	14
Freddie Mac Pool #J28885 3.50% 8/1/2029 (d)	8	8
Freddie Mac Pool #G15175 3.00% 9/1/2029 (d)	224	222
Freddie Mac Pool #V60616 3.00% 9/1/2029 (d)	150	149
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (d)	202	199
Freddie Mac Pool #V60622 3.00% 11/1/2029 (d)	111	110
Freddie Mac Pool #V60651 3.00% 11/1/2029 (d)	106	105
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (d)	118	116
Freddie Mac Pool #J30209 3.50% 12/1/2029 (d)	3	3
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (d)	149	147
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (d)	199	197
Freddie Mac Pool #J32008 3.00% 6/1/2030 (d)	118	117
Freddie Mac Pool #J33952 3.00% 3/1/2031 (d)	36	35
Freddie Mac Pool #J36382 3.50% 2/1/2032 (d)	16	16
Freddie Mac Pool #J36383 3.50% 2/1/2032 (d)	12	12
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (d)	54	53
Freddie Mac Pool #SB8279 6.00% 1/1/2039 (d)	12	12
Freddie Mac Pool #SB1215 6.00% 7/1/2039 (d)	447	463
Freddie Mac Pool #SB1398 6.00% 9/1/2039 (d)	8,486	8,810
Freddie Mac Pool #QO2526 6.00% 9/1/2039 (d)	853	885
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (d)	24	25
Freddie Mac Pool #QO2810 6.00% 12/1/2039 (d)	943	978
Freddie Mac Pool #QO2894 6.00% 12/1/2039 (d)	645	669
Freddie Mac Pool #SB8368 6.00% 2/1/2040 (d)	6,723	6,957
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (d)	392	406
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (d)	57	59
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (d)	12,070	12,489
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (d)	36	37
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (d)	192	173
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (d)	347	310
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (d)	4,551	4,067
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (d)	7,101	6,291
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (d)	648	580
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (d)	1,158	1,025
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (d)	15,803	13,958
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (d)	4,943	4,360
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (d)	10,657	9,419
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (d)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (d)	282	274
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (d)	379	369
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (d)	298	289
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (d)	346	334

11	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (d)	USD238	$248
Freddie Mac Pool #760012 5.148% 4/1/2045 (d)(e)	454	463
Freddie Mac Pool #760013 5.154% 4/1/2045 (d)(e)	352	358
Freddie Mac Pool #760014 4.632% 8/1/2045 (d)(e)	1,175	1,186
Freddie Mac Pool #G60238 3.50% 10/1/2045 (d)	4,053	3,926
Freddie Mac Pool #G67700 3.50% 8/1/2046 (d)	1,524	1,468
Freddie Mac Pool #760015 4.097% 1/1/2047 (d)(e)	1,826	1,806
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (d)	564	536
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (d)	556	527
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (d)	786	756
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (d)	531	509
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (d)	515	494
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (d)	470	452
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (d)	439	421
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (d)	311	299
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (d)	237	228
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (d)	217	209
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (d)	160	154
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (d)	139	134
Freddie Mac Pool #G67711 4.00% 3/1/2048 (d)	5,328	5,255
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (d)	154	147
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (d)	36	35
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (d)	30	29
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (d)	17	17
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (d)	281	270
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (d)	165	160
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (d)	150	144
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (d)	59	58
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (d)	1,110	1,120
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (d)	523	528
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (d)	354	356
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	795	802
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (d)	1,671	1,605
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (d)	5,470	5,221
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (d)	494	475
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (d)	4,055	3,902
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (d)	3,893	3,746
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (d)	3,772	3,497
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (d)	8,014	7,372
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (d)	17	15
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	250	228
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (d)	127	116
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (d)	3,523	3,125
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	16,236	13,591
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (d)	7,341	6,228
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (d)	5,764	4,786
Freddie Mac Pool #QB8675 2.00% 2/1/2051 (d)	577	479
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (d)	566	493
Freddie Mac Pool #RA4727 2.00% 3/1/2051 (d)	738	612
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (d)	12,858	11,159
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (d)	158	138
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	46,715	39,266
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (d)	196	163
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	32	27
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	2,980	2,619
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (d)	1,684	1,472
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (d)	58	53
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (d)	955	793
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (d)	60	50
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (d)	2,816	2,449
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (d)	224	186
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (d)	106	88
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	179	155
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (d)	25,249	22,867
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	12,258	10,885
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (d)	4,917	4,358

Intermediate Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5937 2.50% 9/1/2051 (d)	USD1,317	$1,150
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (d)	799	695
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (d)	25	22
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	58,829	54,083
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (d)	60	55
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (d)	2,459	2,134
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (d)	460	399
Freddie Mac Pool #QC9669 3.50% 10/1/2051 (d)	108	102
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	3,963	3,307
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (d)	1,927	1,599
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (d)	1,923	1,597
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (d)	104	86
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (d)	3,412	3,024
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	3,308	2,932
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (d)	367	318
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (d)	169	147
Freddie Mac Pool #QD1439 3.00% 11/1/2051 (d)	471	427
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (d)	119	109
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (d)	774	645
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (d)	9,786	8,644
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (d)	1,559	1,353
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (d)	761	689
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (d)	507	460
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (d)	12	11
Freddie Mac Pool #QD3806 2.00% 1/1/2052 (d)	1,320	1,095
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	2,347	2,080
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (d)	1,292	1,121
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	4,537	3,764
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (d)	4,386	3,639
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (d)	799	665
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (d)	792	659
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (d)	69	57
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (d)	22	19
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (d)	3,544	3,385
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	716	680
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	13,420	11,175
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (d)	4,199	3,484
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	4,048	3,362
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (d)	2,633	2,188
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (d)	885	734
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (d)	855	711
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (d)	247	205
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (d)	199	166
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	4,785	4,401
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (d)	1,979	1,646
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (d)	776	644
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	5,348	4,734
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	704	611
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	13,649	12,379
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (d)	1,021	851
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (d)	206	179
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	6,904	6,262
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (d)	435	395
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	333	302
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (d)	378	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (d)	67	65
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (d)	7,953	7,903
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (d)	25	21
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (d)	6,938	6,021
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (d)	1,394	1,212
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	7,125	6,462
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (d)	4,856	4,745
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	729	605
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (d)	1,971	1,785
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	189	189
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (d)	14,811	14,906

13	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (d)	USD354	$344
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (d)	11,794	11,708
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	191	190
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	50,628	51,277
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (d)	336	293
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	79	79
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (d)	583	595
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	76	75
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (d)	18,618	18,999
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (d)	898	914
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (d)	453	395
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	50	49
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	1,970	1,990
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (d)	19,172	19,817
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (d)	8,245	8,422
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (d)	1,457	1,486
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	1,052	1,073
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (d)	979	998
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (d)	700	714
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (d)	572	584
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (d)	3,756	3,882
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (d)	3,667	3,740
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	11,543	11,695
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (d)	5,539	5,593
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (d)	29,861	30,472
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (d)	1,335	1,361
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (d)	1,240	1,263
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (d)	1,046	1,065
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (d)	890	908
Freddie Mac Pool #RA9126 2.50% 5/1/2053 (d)	326	283
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	2,524	2,550
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	80,240	81,865
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	5,645	5,741
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (d)	1,595	1,635
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (d)	1,424	1,454
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (d)	1,932	1,996
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (d)	1,859	1,968
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (d)	5,881	5,839
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (d)	21,099	21,375
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	1,254	1,266
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	55,141	56,257
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (d)	997	1,017
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (d)	965	985
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	772	788
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (d)	24,064	24,854
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	7,585	7,912
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	6,825	7,052
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	4,450	4,607
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	3,848	4,035
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (d)	410	423
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	5,016	5,247
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	4,489	4,700
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	4,332	4,588
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	4,247	4,507
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	2,883	3,064
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	2,480	2,625
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	1,502	1,563
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	1,401	1,500
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	144	145
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	2,044	2,086
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (d)	1,219	1,258
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	430	449
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	213	220
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (d)	135	117
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	1,179	1,202
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (d)	4,798	4,931

Intermediate Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	USD2,272	$2,343
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (d)	1,037	940
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (d)	7,284	7,427
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (d)	20,030	20,679
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	33,482	33,796
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	2,957	3,015
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (d)	10,973	11,362
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	1,740	1,814
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	370	385
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (d)	954	792
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (d)	7,228	7,434
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (d)	1,708	1,783
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	2,263	2,382
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	1,536	1,600
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	1,355	1,412
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	552	562
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (d)	25,726	26,496
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (d)	4,288	4,425
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	3,303	3,394
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (d)	754	786
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (d)	136	142
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	13,151	13,384
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (d)	5,379	5,484
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	501	517
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	535	557
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	2,366	2,427
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	1,499	1,527
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (d)	3,119	3,251
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	239	249
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (d)	1,534	1,597
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	1,311	1,384
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	319	333
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	9	9
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (d)	5,428	5,661
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	7,489	7,573
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	1,808	1,848
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	818	842
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	4,672	4,828
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	3,338	3,482
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	7,736	8,049
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	2,367	2,501
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	1,391	1,465
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	8,405	8,552
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	2,613	2,675
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	541	554
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (d)	7,654	7,879
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	3,651	3,763
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	3,600	3,698
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	908	938
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	399	411
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (d)	103	106
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (d)	88	91
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	27,282	28,359
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	16,542	17,211
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (d)	2,588	2,723
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	1,144	1,201
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (d)	516	539
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (d)	184	192
Freddie Mac Pool #QI9763 6.50% 7/1/2054 (d)	29	30
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	2,909	2,965
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	1,754	1,789
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	1,696	1,734
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	1,127	1,156
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	307	314
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	4,262	4,449
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	2,829	2,904

15	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	USD2,264	$2,339
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	1,633	1,681
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	570	587
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (d)	234	241
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (d)	24	25
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	5	5
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	17,671	18,358
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	6,981	7,302
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	3,290	3,436
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	2,809	2,939
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	1,731	1,805
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	1,037	1,093
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	675	709
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (d)	574	597
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	23,741	24,149
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	13,598	13,858
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	5,710	5,885
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	5,179	5,294
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	2,479	2,550
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,770	1,802
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	5,800	5,988
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	4,074	4,209
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	3,923	4,095
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	3,876	4,049
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	2,359	2,428
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	61	63
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	5,258	5,486
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (d)	5,137	5,420
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (d)	4,734	4,918
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	2,116	2,203
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	1,474	1,537
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	1,082	1,133
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	620	646
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	433	451
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	173	182
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (d)	79	82
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	26,678	27,141
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (d)	977	999
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (d)	502	515
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	7,299	7,601
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (d)	18	19
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (d)	1,789	1,781
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	103	102
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	7,800	7,851
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	33,847	34,459
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (d)	5,497	5,602
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	2,510	2,553
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	19,270	19,481
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	18,296	18,410
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	4,333	4,381
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	3,194	3,213
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	1,438	1,454
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (d)	1,046	1,059
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	8,605	8,797
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	7,332	7,459
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (d)	550	577
Freddie Mac Pool #RJ3130 7.00% 12/1/2054 (d)	660	695
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	845	867
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	444	455
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	5,971	6,272
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (d)	53	54
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (d)	3	3
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	9,423	9,672
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (d)	2,320	2,406
Freddie Mac Pool #QX6931 6.50% 2/1/2055 (d)	841	874

Intermediate Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (d)	USD221	$230
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (d)	74	77
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (d)	302	307
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	300	305
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	1,268	1,302
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (d)	411	422
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	30,159	31,332
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (d)	597	624
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	652	656
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	8,360	8,581
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	2,447	2,513
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (d)	2,250	2,309
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (d)	29	30
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (d)	1,940	2,016
Freddie Mac Pool #QY0752 7.00% 4/1/2055 (d)	336	355
Freddie Mac Pool #RJ3923 7.00% 4/1/2055 (d)	259	272
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (d)	195	206
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	653	657
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	4,048	4,118
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (d)	7,908	8,120
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	2,090	2,146
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (d)	1,048	1,076
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	59	60
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	57	59
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (d)	101	106
Freddie Mac Pool #QY3520 7.00% 5/1/2055 (d)	1,997	2,109
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	1,347	1,355
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	2,610	2,655
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (d)	15,389	15,807
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (d)	34,234	35,566
Freddie Mac Pool #QY9732 3.50% 7/1/2055 (d)	816	770
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	245	249
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	21,823	22,399
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (d)	2,637	2,708
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (d)	523	537
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (d)	14,985	15,568
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (d)	3,245	3,375
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (d)	522	548
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	736	756
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	4	5
Freddie Mac Pool #RQ0059 7.00% 10/1/2055 (d)	474	499
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (d)	987	931
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (d)	2,069	1,971
Freddie Mac, Series T041, Class 3A, 4.464% 7/25/2032 (d)(e)	95	90
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026 (d)	821	817
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (d)(e)	949	944
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (d)(e)	3,000	3,017
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (d)	5,000	4,967
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (d)	2,113	2,024
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (d)	52	49
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (d)	44,953	45,929
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (d)	13,009	13,778
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (d)	5,358	4,935
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (d)	4,990	4,578
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (d)	3,000	2,752
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (d)	2,536	2,335
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (d)	155	142
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (d)	92	87
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (d)	53	46
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	4,395	4,211
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (d)	4,810	4,345
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (d)	964	888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	4,635	4,412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(e)	4,428	4,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (d)	5,016	4,469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(e)	4,800	4,479

17	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	USD2,507	$2,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(e)	12,987	12,823
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	6,228	5,770
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (d)	6,509	6,016
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (d)	2,051	2,021
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (d)	2,216	2,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (d)	1,851	1,718
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (d)	410	403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	3,019	2,856
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (d)	17,460	15,200
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (d)	11,089	10,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (d)	678	668
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	9,341	9,262
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (d)	22,702	21,975
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	12,863	12,379
Government National Mortgage Assn. 2.00% 3/1/2056 (d)(g)	11,435	9,691
Government National Mortgage Assn. 2.50% 3/1/2056 (d)(g)	2,960	2,613
Government National Mortgage Assn. 5.50% 3/1/2056 (d)(g)	9,695	9,820
Government National Mortgage Assn. Pool #005306 4.50% 2/20/2042 (d)	5	5
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (d)	7,775	7,635
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (d)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (d)	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (d)	35	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	44,491	37,758
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (d)	1,114	944
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	23,581	20,838
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (d)	5,835	5,112
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (d)	4,333	3,787
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	5,333	4,673
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (d)	5,287	4,632
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	554	490
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	14,283	13,117
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (d)	4,077	3,602
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	10,835	9,952
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (d)	237	226
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (d)	325	324
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	13,116	12,479
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	116	113
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	13,076	13,000
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	135	131
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	42,596	43,279
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	2,665	2,703
Government National Mortgage Assn. Pool #MB0366 5.50% 5/20/2055 (d)	12,617	12,797
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	38,344	38,882
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	9,106	9,234
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	9,757	7,399
Uniform Mortgage-Backed Security 2.00% 3/1/2041 (d)(g)	414	386
Uniform Mortgage-Backed Security 3.00% 3/1/2041 (d)(g)	1,061	1,027
Uniform Mortgage-Backed Security 4.00% 3/1/2041 (d)(g)	4,987	4,945
Uniform Mortgage-Backed Security 5.50% 3/1/2041 (d)(g)	3,652	3,747
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (d)(g)	516	481
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (d)(g)	3,013	2,985
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (d)(g)	66,955	55,486
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (d)(g)	184,676	160,041
Uniform Mortgage-Backed Security 3.00% 3/1/2056 (d)(g)	17,485	15,816
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (d)(g)	5,107	4,813
Uniform Mortgage-Backed Security 4.50% 3/1/2056 (d)(g)	40	40
Uniform Mortgage-Backed Security 5.00% 3/1/2056 (d)(g)	15,000	15,071
Uniform Mortgage-Backed Security 5.50% 3/1/2056 (d)(g)	1,445	1,468
Uniform Mortgage-Backed Security 6.00% 3/1/2056 (d)(g)	87,304	89,560
Uniform Mortgage-Backed Security 6.50% 3/1/2056 (d)(g)	21,548	22,383
Uniform Mortgage-Backed Security 7.00% 3/1/2056 (d)(g)	138,297	145,281
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (d)(g)	294,783	244,287
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (d)(g)	33,998	30,737

Intermediate Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (d)(g)	USD4,498	$4,359
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (d)(g)	353	349
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (d)(g)	6,031	5,840
		5,067,880

Collateralized mortgage-backed obligations (privately originated) 4.80%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(f)(h)	4,035	4,062
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 4.523% 10/25/2035 (d)(e)	83	83
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(e)(f)	6,459	5,961
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (d)(e)(f)	1,995	1,962
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(f)	542	529
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(f)	8,521	8,356
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(f)(h)	10,083	9,920
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(e)(f)	11,690	11,105
BRAVO Residential Funding Trust, Series 2019-1, Class A1D, 3.50% 3/25/2058 (d)(f)	8,579	8,345
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(e)(f)	4,067	3,871
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(e)(f)	1,574	1,557
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(f)	977	912
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 4.626% 9/25/2061 (d)(f)	1,692	1,699
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (d)(f)(h)	704	702
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (d)(f)(h)	10,816	10,820
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (d)(f)(h)	2,000	2,005
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (d)(f)(h)	7,323	7,373
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(f)(h)	12,175	12,305
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(f)(h)	8,052	8,137
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1A, 5.082% 6/25/2065 (6.082% on 8/1/2029) (d)(f)(h)	8,668	8,718
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (d)(e)(f)	18,908	18,979
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (d)(f)	9,539	9,316
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (d)(e)(f)	318	314
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (d)	1,255	1,218
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(f)(h)	8,025	8,048
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	2,208	2,204
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(e)(f)	19,083	18,815
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (d)	2,463	2,448
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (d)(e)(f)	10,117	9,201
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (d)(e)(f)	4,259	3,883
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (d)(e)(f)	3,972	3,645
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(e)(f)	31,207	30,205
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (d)(e)(f)	6,000	4,960
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (d)(e)(f)	5,763	5,783
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(f)(h)	5,466	5,462
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(e)(f)	981	936
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (d)(e)(f)	10,000	9,620
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (d)(f)(h)	6,917	6,920
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(f)(h)	1,854	1,873
COLT Funding, LLC, Series 2024-7, Class A1, 5.538% 12/26/2069 (6.538% on 11/1/2028) (d)(f)(h)	3,832	3,869
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(e)(f)	1,113	1,035
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.067% 12/25/2042 (d)(e)(f)	7,188	7,376
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.967% 5/25/2043 (d)(e)(f)	2,159	2,205
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.567% 6/25/2043 (d)(e)(f)	1,689	1,703
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.717% 1/25/2044 (d)(e)(f)	2,947	2,948
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.767% 2/25/2044 (d)(e)(f)	2,212	2,212
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.767% 5/25/2044 (d)(e)(f)	1,384	1,385
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.817% 9/25/2044 (d)(e)(f)	5,902	5,922
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.267% 9/25/2044 (d)(e)(f)	1,830	1,834

19	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.617% 1/25/2045 (d)(e)(f)	USD3,696	$3,699
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.667% 2/25/2045 (d)(e)(f)	1,470	1,472
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.817% 2/25/2045 (d)(e)(f)	4,047	4,050
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2M1, (30-day Average USD-SOFR + 1.60%) 5.267% 3/25/2045 (d)(e)(f)	10,916	10,946
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.617% 9/25/2045 (d)(e)(f)	25,435	25,508
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (d)(e)(f)	898	869
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (d)(e)(f)	772	763
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (d)(e)(f)	1,399	1,269
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (d)	38	39
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (d)	50	52
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (d)	61	64
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (d)	36	38
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(f)	22,637	22,154
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (d)(e)(f)	1,636	1,405
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (d)(e)(f)	13,909	12,460
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 8.432% 10/25/2028 (d)(e)	286	288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.582% 7/25/2030 (d)(e)	2,229	2,255
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.067% 8/25/2033 (d)(e)(f)	202	225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.967% 2/25/2042 (d)(e)(f)	372	372
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.617% 6/25/2042 (d)(e)(f)	7,392	7,508
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.817% 9/25/2042 (d)(e)(f)	444	446
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.017% 2/25/2044 (d)(e)(f)	17,402	17,503
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.917% 5/25/2044 (d)(e)(f)	21,316	21,439
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.717% 10/25/2044 (d)(e)(f)	3,279	3,289
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.617% 9/25/2045 (d)(e)(f)	2,420	2,427
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.55% 2/25/2046 (d)(e)(f)	17,239	17,341
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.70% 2/25/2046 (d)(e)(f)	17,986	18,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.667% 11/25/2050 (d)(e)(f)	6,500	7,164
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 6.667% 12/25/2050 (d)(e)(f)	4,000	4,268
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.317% 1/25/2051 (d)(e)(f)	200	211
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(f)(h)	4,704	4,762
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(e)(f)	13,503	12,539
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (d)(f)(h)	17,545	17,759
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (d)(e)(f)	2,500	2,631
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(f)(h)	3,411	3,357
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(f)	12,410	12,187
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (d)(f)	2,878	2,824
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (d)(f)	4,886	4,870
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (d)(f)	2,269	2,224
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(f)(h)	16,783	16,804
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(f)(h)	12,908	12,878
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (d)(e)(f)	16,156	16,828
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(f)	13,359	13,410
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (d)(f)	10,055	10,073
Liberty Street Trust, Series 2026-225L, Class A, 4.593% 2/10/2043 (d)(e)(f)	12,021	12,115
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (d)(e)(f)	491	481

Intermediate Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (d)(f)(h)	USD7,147	$7,182
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(f)(h)	8,949	9,045
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(f)(h)	7,426	7,492
Mill City Mortgage Trust, Series 15-1, Class M3, 3.752% 6/25/2056 (d)(e)(f)	881	876
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (d)(e)(f)	2,976	2,949
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/25/2058 (d)(e)(f)	844	837
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (d)(e)(f)	112	110
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (d)(e)(f)	19	19
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(f)(h)	7,593	7,697
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (d)(e)(f)	8,014	8,129
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (d)(e)(f)	446	437
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (d)(e)(f)	864	848
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (d)(e)(f)	28	27
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(e)(f)	1,106	1,105
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (d)(e)(f)	902	912
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (d)(e)(f)	1,472	1,436
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (d)(e)(f)	2,401	2,328
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(f)(h)	7,988	8,122
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	3,687	3,515
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.628% 3/25/2053 (d)(e)(f)	6,571	6,591
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 4.538% 2/25/2060 (d)(e)(f)	2,323	2,291
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (d)(f)(h)	3,250	3,256
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(f)(h)	7,709	7,715
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(f)(h)	9,330	9,436
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.697% 4/25/2053 (d)(e)(f)	12,638	12,606
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(f)(h)	4,822	4,863
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (d)(f)(h)	2,771	2,795
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (d)(f)(h)	1,270	1,276
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(f)(h)	4,833	4,881
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(f)(h)	4,796	4,844
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(f)(h)	5,481	5,552
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(f)(h)	7,651	7,763
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(f)(h)	12,853	13,028
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(f)(h)	4,885	4,905
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(f)(h)	10,540	10,669
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(f)(h)	13,703	13,867
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(f)(h)	9,135	9,249
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(f)(h)	15,344	15,508
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (d)(f)(h)	32,036	32,541
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(f)(h)	6,717	6,772
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(f)(h)	5,321	5,348
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(f)(h)	10,910	10,986
Onslow Bay Financial, LLC, Series,2025-NQM19, Class A1, 4.869% 10/25/2065 (d)(e)(f)	29,101	29,212
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (d)(e)(f)	1,345	1,375
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(e)(f)	7,951	7,206
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (d)(f)	4,955	4,751
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(f)	5,845	5,792
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(f)	1,539	1,521
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (d)(f)	500	501
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(f)	6,075	5,929
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(f)	8,965	8,630
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (d)(f)	3,376	3,253
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(f)	9,485	9,149
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (d)(f)	8,725	8,631
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (d)(f)	2,006	1,942
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (d)(f)	1,734	1,648
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (3.85% on 3/1/2026) (d)(f)	15,281	14,922
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(f)(h)	3,695	3,605
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.046% 10/25/2055 (d)(e)(f)	17,619	17,741
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.41% 10/17/2041 (d)(e)(f)	13,181	13,233

21	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.11% 2/17/2042 (d)(e)(f)	USD1,857	$1,861
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.379% 2/25/2055 (d)(e)(f)	7,070	7,058
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.984% 5/25/2055 (d)(e)(f)	13,480	13,398
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.530% 8/25/2055 (d)(e)(f)	5,800	5,394
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(e)(f)	4,905	4,866
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (d)(e)(f)	49	49
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (d)(e)(f)	3,615	3,588
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(e)(f)	7,377	7,330
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (d)(e)(f)	5,233	5,164
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (d)(e)(f)	378	372
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (d)(e)(f)	5,541	5,352
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (d)(e)(f)	7,381	6,972
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.629% 6/25/2057 (d)(e)(f)	2,600	2,357
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (d)(e)(f)	3,247	3,217
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (d)(e)(f)	481	476
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (d)(e)(f)	10,335	10,058
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (d)(e)(f)	11	11
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(e)(f)	1,414	1,407
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (d)(e)(f)	3,058	3,009
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(e)(f)	1,380	1,365
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (d)(e)(f)	3,435	3,078
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.788% 5/25/2058 (d)(e)(f)	1,412	1,443
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (d)(e)(f)	6,084	5,858
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (d)(e)(f)	113	112
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (d)(e)(f)	2,665	2,624
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (d)(e)(f)	2,285	2,149
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	6,318	5,851
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.656% 11/25/2060 (d)(e)(f)	13,157	12,960
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(f)	14,687	14,397
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.988% 7/25/2065 (d)(e)(f)	6,967	7,100
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (d)(f)	3,113	2,980
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(f)	20,349	20,158
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(f)	5,477	5,504
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(f)	6,849	6,904
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(f)	9,675	9,725
Tricon Residential Trust, Series 2026-SFR1, Class A, (1-month USD CME Term SOFR + 1.10%) 4.771% 2/17/2043 (d)(e)(f)	19,812	19,846
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (d)(f)	8,646	8,870
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (d)(f)	4,496	4,595
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(f)(h)	20,401	20,670
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (d)(f)(h)	5,203	5,245
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(f)(h)	1,079	1,078
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(f)(h)	1,799	1,799
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(f)(h)	6,471	6,488
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (d)(f)(h)	2,542	2,571
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(f)(h)	3,924	3,962
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(f)(h)	13,560	13,745
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(f)(h)	14,530	14,738
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(f)(h)	7,014	7,109
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (d)(f)(h)	4,937	4,975
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(e)(f)	833	837
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (d)(e)(f)	2,848	2,869
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(e)(f)	5,034	5,073
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	5,422	5,473
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(f)(h)	9,885	10,011
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(f)(h)	6,228	6,295
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(f)(h)	8,966	9,032
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(f)(h)	10,212	10,246
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (d)(e)(f)	13,468	13,492
		1,378,115

Intermediate Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 4.55%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.402% 6/15/2040 (d)(e)(f)	USD1,840	$1,852
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(f)	2,972	2,920
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (d)(f)	2,286	2,274
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(f)	5,160	5,025
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (d)(f)	5,565	5,550
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.351% 7/15/2041 (d)(e)(f)	3,580	3,588
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029 (d)(e)(f)	8,416	8,658
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (d)	11,474	11,387
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (d)	1,490	1,485
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (d)	770	799
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(e)	2,661	2,761
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (d)(e)	3,909	4,190
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (d)	12,415	13,002
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	2,360	2,484
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	18,088	19,140
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (d)	2,509	2,647
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(e)	6,956	7,376
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(e)	3,272	3,453
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	9,814	9,429
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	7,587	7,392
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (d)	2,157	2,009
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (d)(e)	2,416	2,506
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (d)(e)	8,992	9,342
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.579% 3/15/2037 (d)(e)(f)	2,539	2,442
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (d)(e)	560	564
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (d)	3,627	3,811
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (d)(e)	2,300	2,510
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.475% 12/15/2056 (d)(e)	777	833
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)(e)	3,130	3,267
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (d)(e)	197	210
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (d)	4,000	4,160
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (d)	4,000	4,179
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(e)	4,180	4,155
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (d)(e)	8,784	8,550
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (d)	5,140	5,089
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (d)	2,202	2,021
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(e)	2,872	2,895
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	12,968	11,731
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (d)	2,500	2,257
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (d)	2,000	1,789
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (d)	1,500	1,342
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (d)	3,250	2,987
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (d)	16,713	15,279
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (d)	10,274	9,311
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (d)(e)	2,319	2,203
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)(e)	552	584
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)(e)	3,974	4,217
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (d)	1,650	1,583
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	15,676	16,389
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(e)	1,000	1,047
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	1,058	1,098
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(e)	4,250	4,500
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)(e)	2,316	2,437
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (d)(e)(f)	7,318	7,407
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.002% 3/15/2041 (d)(e)(f)	7,168	7,175
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (d)(e)	1,830	1,886
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (d)	1,328	1,411
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(e)	1,768	1,853
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (d)(e)	2,661	2,818
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(e)	1,240	1,333
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (d)(e)	5,500	5,998
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (d)(e)	3,648	3,828
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(e)	7,389	7,810

23	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	USD7,016	$7,273
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (d)(e)	5,990	6,288
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	5,450	5,721
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(e)	743	787
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.31% 12/15/2042 (d)(e)(f)	16,271	16,363
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.56% 12/15/2042 (d)(e)(f)	3,044	3,058
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.91% 12/15/2042 (d)(e)(f)	721	725
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.26% 12/15/2042 (d)(e)(f)	242	243
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.363% 9/15/2034 (d)(e)(f)	36,831	36,813
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.953% 12/15/2039 (d)(e)(f)	6,790	6,799
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (d)(e)(f)	1,019	1,020
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (d)(e)(f)	987	989
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (d)(e)(f)	215	216
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.923% 3/15/2045 (d)(e)(f)	1,004	1,008
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.201% 5/15/2034 (d)(e)(f)	6,114	6,124
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.151% 4/15/2037 (d)(e)(f)	6,439	6,444
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.624% 11/15/2038 (d)(e)(f)	17,114	17,112
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.65% 1/17/2039 (d)(e)(f)	18,217	18,220
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.102% 4/15/2041 (d)(e)(f)	8,846	8,858
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (d)(e)(f)	21,869	22,225
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.351% 8/15/2041 (d)(e)(f)	21,029	21,111
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(f)	14,225	14,627
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.26% 7/15/2042 (d)(e)(f)	1,480	1,484
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (d)(e)(f)	51,021	52,429
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.36% 12/15/2044 (d)(e)(f)	41,594	41,706
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.76% 12/15/2044 (d)(e)(f)	6,002	6,026
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.66% 12/15/2044 (d)(e)(f)	466	468
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (d)(f)	9,331	9,203
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.551% 7/15/2041 (d)(e)(f)	7,266	7,279
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.00% 7/15/2041 (d)(e)(f)	3,787	3,796
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.301% 8/15/2041 (d)(e)(f)	11,554	11,566
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (d)	2,000	1,957
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	9,983	9,877
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	14,000	14,591
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	67,170	69,278
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	186	185
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (d)	2,500	2,479
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (d)	5,975	5,927
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (d)	851	844
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (d)	510	482
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (d)	2,330	2,298
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (d)	248	245
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (d)(e)	1,000	978
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (d)	3,000	2,883
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (d)(e)(f)	11,000	11,448
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(f)	9,316	9,605
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (d)	150	149
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 4.802% 8/10/2042 (d)(e)(f)	15,962	16,442
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (d)(f)(h)	2,897	2,890
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (d)(f)(h)	14,952	15,030
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (d)(e)(f)	5,893	5,921
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (d)(e)(f)	7,231	7,259
ELM Trust 2024, Series 2024-ELM, Class A10, 5.414% 6/10/2039 (d)(e)(f)	6,570	6,604
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.96% 10/15/2042 (d)(e)(f)	36,013	36,106

Intermediate Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.26% 10/15/2042 (d)(e)(f)	USD683	$685
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.86% 2/15/2043 (d)(e)(f)	20,000	20,032
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (d)(e)	10,941	11,226
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.11% 12/15/2039 (d)(e)(f)	4,001	4,005
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (d)(e)(f)	13,895	13,917
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(f)	7,270	7,368
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.471% 8/15/2039 (d)(e)(f)	18,000	18,038
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.351% 5/15/2041 (d)(e)(f)	14,461	14,488
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (d)(e)(f)	1,548	1,548
GS Mortgage Securities Trust, Series 2024-70P, Class A, 4.956% 3/10/2041 (d)(e)(f)	4,789	4,894
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (d)	2,059	2,049
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (d)	1,663	1,646
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	4,830	4,781
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (d)	1,809	1,690
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	2,975	2,663
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.053% 3/15/2042 (d)(e)(f)	13,305	13,330
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (d)(f)	795	791
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(f)	6,995	7,392
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(f)	5,246	5,307
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(f)	27,553	28,751
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (d)	2,859	2,787
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(f)	12,313	11,169
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(f)	1,164	1,012
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(e)	1,000	993
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (d)	1,000	995
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.253% 11/15/2039 (d)(e)(f)	3,223	3,228
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (d)(e)(f)	11,473	11,746
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(f)	8,385	8,102
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (d)	1,000	966
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (d)	6,144	6,472
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 3/15/2049 (d)(e)	138	123
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (d)(e)	420	403
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.417% 7/25/2054 (d)(e)(f)	965	978
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (d)(e)(f)	9,200	9,858
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(e)(f)	19,129	19,286
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (d)(e)(f)	3,114	3,144
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (d)(f)	10,751	10,454
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.0163% 2/10/2032 (d)(f)	1,164	1,109
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.051% 5/15/2039 (d)(e)(f)	5,663	5,665
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.924% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (d)(f)(h)	24,800	24,760
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.274% 5/15/2038 (d)(e)(f)	2,472	2,465
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.505% 11/15/2038 (d)(e)(f)	31,458	31,460
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.66% 1/15/2039 (d)(e)(f)	52,202	52,213
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.103% 2/15/2042 (d)(e)(f)	14,350	14,246
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (d)	1,102	1,094
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.204% 9/15/2040 (d)(e)(f)	3,108	3,163
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (d)	7,179	7,155
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (d)	1,851	1,828
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (d)(e)	2,000	1,962
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (d)	11,000	10,958
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (d)(e)	1,850	1,798
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	740	786
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)(e)	4,466	4,729
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(e)	7,100	7,511

25	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.735% 9/15/2058 (d)(e)	USD340	$324
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (d)	5,000	4,955
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.449% 11/15/2027 (d)(e)(f)	17,281	17,464
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (d)(e)(f)	2,077	2,110
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (d)(e)(f)	891	904
		1,308,663
Total mortgage-backed obligations		7,754,658
Corporate bonds and notes 18.94%
Financials 5.96%
AerCap Ireland Capital Designated Activity Co. 4.125% 2/28/2029	2,750	2,752
AerCap Ireland Capital Designated Activity Co. 4.75% 1/15/2033	1,500	1,503
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (f)(h)	1,200	1,279
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (h)	5,555	5,613
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (h)	1,000	1,003
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (h)	5,000	5,167
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (h)	39,105	39,497
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (h)	7,500	8,014
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (h)	3,000	3,178
American International Group, Inc. 4.85% 5/7/2030	13,000	13,347
Aon Corp. 2.85% 5/28/2027	10,000	9,863
Aon North America, Inc. 5.15% 3/1/2029	15,865	16,364
Arthur J. Gallagher & Co. 4.60% 12/15/2027	11,050	11,178
Arthur J. Gallagher & Co. 4.85% 12/15/2029	10,800	11,068
Arthur J. Gallagher & Co. 5.00% 2/15/2032	12,365	12,645
Athene Global Funding 5.543% 8/22/2035 (f)	4,761	4,745
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (h)	2,566	2,563
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (h)	1,173	1,188
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (h)	2,877	2,848
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (h)	4,000	4,073
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (h)	8,811	9,190
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (h)	13,724	13,171
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (h)	3,056	2,776
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (h)	9,233	8,333
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (h)	36,718	37,001
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (h)	100	93
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (h)	1,930	1,787
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (h)	32,777	29,580
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (h)	2,227	2,030
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (h)	7,915	7,319
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (h)	4,457	4,476
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (h)	10,000	10,010
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR + 0.75% on 9/22/2027) (h)	1,762	1,767
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (h)	2,984	3,005
Blackstone Reg Finance Co., LLC 4.30% 11/3/2030	1,850	1,847
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	420	416
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(h)	5,325	5,066
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (f)(h)	5,000	5,181
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (f)(h)	1,335	1,418
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(h)	14,756	15,517
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(h)	9,629	9,966
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(h)	15,000	15,133
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(h)	4,817	4,853
Brown & Brown, Inc. 4.70% 6/23/2028	3,000	3,029
Brown & Brown, Inc. 4.90% 6/23/2030	5,500	5,594
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (f)(h)	2,250	2,278
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (f)(h)	8,650	9,022
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (f)(h)	1,698	1,734
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (h)	2,500	2,547
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (h)	30,000	30,213
Chubb INA Holdings, LLC 5.00% 3/15/2034	7,121	7,332
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,500	1,521
Citibank, NA 4.914% 5/29/2030	8,775	9,067
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (h)	10,170	10,324

Intermediate Bond Fund of America	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (h)	USD9,962	$10,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	3,295	3,334
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (h)	1,107	1,045
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (h)	8,327	7,786
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (h)	4,314	4,348
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (h)	3,361	3,078
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (h)	6,488	5,871
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (h)	1,048	969
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (h)	11,901	12,113
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,882
Corebridge Global Funding 4.25% 8/21/2028 (f)	12,500	12,543
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (h)	13,473	13,306
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (h)	4,100	4,289
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (h)	1,700	1,756
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (h)	30,429	30,696
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (f)(h)	6,750	6,711
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (h)	891	910
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,457
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (h)	10,000	9,994
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (h)	5,615	5,617
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (h)	2,932	3,008
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (h)	4,019	4,085
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (h)	25,147	25,169
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (h)	12,700	11,367
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (h)	750	800
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (h)	16,823	16,770
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (f)	2,859	2,842
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (h)	13,875	13,994
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	7,259	7,650
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (h)	1,136	1,086
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (h)	3,067	3,180
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (h)	30,750	31,734
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)	24,150	24,432
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (h)	267	247
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (h)	4,170	4,214
Intercontinental Exchange, Inc. 4.20% 3/15/2031	7,376	7,412
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,181	1,241
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(h)	14,500	17,341
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (h)	5,371	5,420
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (h)	5,000	4,990
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (h)	7,555	7,623
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (h)	4,843	4,985
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (h)	2,174	2,271
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (h)	18,888	19,460
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	13,596	13,850
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (h)	5,703	5,721
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (h)	358	321
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (h)	18,345	18,443
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	13,380	12,012
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (h)	4,699	4,338
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (h)	11,643	10,608
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (h)	827	767
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032) (h)	4,323	4,434
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	4,000	4,231
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (h)	16,593	16,568
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (h)	22,463	22,606
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (h)	2,150	2,140
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (h)	6,785	6,843
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,816
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	18,480	19,022
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,889
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,493

27	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mastercard, Inc. 4.35% 1/15/2032	USD10,000	$10,140
Met Tower Global Funding 4.00% 1/14/2029 (f)	18,350	18,386
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	1,170	1,168
Metropolitan Life Global Funding I 1.875% 1/11/2027 (f)	12,000	11,808
Metropolitan Life Global Funding I 4.40% 6/30/2027 (f)	9,400	9,485
Metropolitan Life Global Funding I 4.15% 8/25/2028 (f)	5,000	5,040
Metropolitan Life Global Funding I 4.35% 1/12/2031 (f)	2,500	2,521
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (h)	13,500	13,665
Mitsubishi UFJ Financial Group, Inc., 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (h)	2,250	2,272
Morgan Stanley 3.125% 7/27/2026	770	768
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (h)	17,883	18,291
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (h)	13,335	13,357
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (h)	22,045	22,125
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (h)	31,375	31,529
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (h)	1,875	1,930
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (h)	20,565	20,904
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (h)	2,159	2,237
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (h)	30,369	30,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (h)	24,737	24,886
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (h)	6,130	5,429
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (h)	4,455	4,762
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (h)	17,378	17,295
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (h)	29,088	29,347
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (h)	20,000	19,866
New York Life Global Funding 4.60% 12/5/2029 (f)	740	757
New York Life Global Funding 4.55% 1/28/2033 (f)	747	754
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (h)	17,204	17,223
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (h)	892	925
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (h)	8,825	8,932
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (h)	16,681	16,736
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (h)	19,943	20,673
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (h)	7,687	7,996
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	700	797
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	250	265
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (h)	1,000	1,053
Pricoa Global Funding I 4.75% 8/26/2032 (f)	2,500	2,527
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (h)	10,000	10,206
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (h)	17,250	17,893
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (h)	16,750	17,304
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (h)	2,500	2,555
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,407
Sumitomo Mitsui Financial Group, Inc., 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (h)	2,742	2,770
The Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (h)	30,061	30,081
The Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (h)	33,757	33,973
The Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (h)	13,223	13,321
Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,289
Toronto-Dominion Bank (The) 4.808% 6/3/2030	5,000	5,143
Travelers Cos., Inc. 5.05% 7/24/2035	638	653
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (h)	8,000	8,011
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (h)	4,000	4,011
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (h)	9,385	9,688
Truist Financial Corp. 4.597% 1/27/2032 (USD-SOFR + 0.965% on 1/27/2031) (h)	2,500	2,527
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (h)	3,891	4,043
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (h)	15,000	14,984
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(h)	7,475	7,749
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (f)(h)	2,483	2,233
Visa, Inc. 4.10% 2/12/2031	13,880	14,047
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (h)	20,000	20,369
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (h)	7,095	7,341
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (h)	10,050	10,600
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (h)	7,025	7,051

Intermediate Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (h)	USD9,800	$9,382
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (h)	4,000	4,142
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (h)	1,465	1,376
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (h)	3,871	3,949
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (h)	5,000	5,261
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (h)	27,857	27,974
Zions BanCorp., NA 4.704% 8/18/2028 (USD-SOFR + 1.555% on 8/18/2027) (h)	8,000	8,046
		1,711,553

Consumer discretionary 2.31%
Amazon.com, Inc. 3.90% 11/20/2028	3,000	3,017
Amazon.com, Inc. 4.10% 11/20/2030	38,015	38,302
Amazon.com, Inc. 4.35% 3/20/2033	14,000	14,122
Amazon.com, Inc. 4.65% 11/20/2035	23,802	23,947
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,402
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (f)	5,691	5,749
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (f)	11,271	11,666
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,076
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	199
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	200
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,200
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	6,024
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,268
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	759
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,877
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	631
Ford Motor Credit Co., LLC 5.918% 3/20/2028	16,449	16,897
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,473
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,660
Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,455
Ford Motor Credit Co., LLC 4.97% 4/6/2029	17,394	17,510
Ford Motor Credit Co., LLC 5.875% 11/7/2029	15,500	16,036
Ford Motor Credit Co., LLC 5.73% 9/5/2030	15,977	16,435
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	431
Ford Motor Credit Co., LLC 6.532% 3/19/2032	14,500	15,444
Ford Motor Credit Co., LLC 5.753% 4/6/2033	11,928	12,159
Ford Motor Credit Co., LLC 7.122% 11/7/2033	631	690
Ford Motor Credit Co., LLC 6.125% 3/8/2034	22,316	23,080
Ford Motor Credit Co., LLC 5.869% 10/31/2035	32,849	32,975
General Motors Co. 5.625% 4/15/2030	3,250	3,412
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,455
General Motors Financial Co., Inc. 4.20% 10/27/2028	19,313	19,392
General Motors Financial Co., Inc. 4.90% 10/6/2029	5,991	6,127
General Motors Financial Co., Inc. 5.35% 1/7/2030	8,725	9,058
General Motors Financial Co., Inc. 4.60% 1/8/2031	21,100	21,300
General Motors Financial Co., Inc. 5.45% 1/8/2036	2,500	2,544
Home Depot, Inc. 4.95% 6/25/2034	13,198	13,645
Hyatt Hotels Corp. 5.05% 3/30/2028	3,399	3,469
Hyatt Hotels Corp. 5.75% 3/30/2032	4,251	4,492
Hyundai Capital America 1.50% 6/15/2026 (f)	20,850	20,696
Hyundai Capital America 5.45% 6/24/2026 (f)	6,226	6,252
Hyundai Capital America 5.275% 6/24/2027 (f)	10,000	10,171
Hyundai Capital America 2.375% 10/15/2027 (f)	745	727
Hyundai Capital America 4.25% 9/18/2028 (f)	4,783	4,807
Hyundai Capital America 4.25% 1/8/2029 (f)	12,356	12,430
Hyundai Capital America 6.50% 1/16/2029 (f)	2,835	3,012
Hyundai Capital America 5.30% 6/24/2029 (f)	2,733	2,830
Hyundai Capital America 5.30% 1/8/2030 (f)	5,000	5,204
Hyundai Capital America 5.10% 6/24/2030 (f)	11,737	12,126
Hyundai Capital America 4.50% 9/18/2030 (f)	16,000	16,158
Hyundai Capital America 4.75% 9/26/2031 (f)	13,000	13,249
Marriott International, Inc. 4.20% 7/15/2027	12,000	12,054
Marriott International, Inc. 4.90% 4/15/2029	2,798	2,870
Marriott International, Inc. 4.50% 10/15/2031	9,000	9,097
Marriott International, Inc. 4.50% 5/1/2033	3,214	3,204

29	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.95% 3/3/2035	USD814	$835
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026 (f)	5,445	5,445
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	44,566	44,888
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,576	7,742
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,857
Stellantis Finance US, Inc. 1.711% 1/29/2027 (f)	4,050	3,958
Stellantis Finance US, Inc. 5.625% 1/12/2028 (f)	5,000	5,099
Toyota Motor Credit Corp. 1.125% 6/18/2026	985	977
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,683
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,434
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,953
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (f)	9,573	9,666
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (f)	10,000	10,164
		664,166

Health care 2.21%
Abbott Laboratories 4.00% 3/15/2031	2,500	2,499
Abbott Laboratories 4.30% 3/15/2033	29,265	29,245
AbbVie, Inc. 4.80% 3/15/2029	32,500	33,397
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,470
AbbVie, Inc. 4.125% 3/15/2031	9,563	9,596
AbbVie, Inc. 4.95% 3/15/2031	16,525	17,208
AbbVie, Inc. 4.40% 3/15/2033	30,584	30,721
AbbVie, Inc. 5.05% 3/15/2034	1,800	1,869
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,316
Amgen, Inc. 5.15% 3/2/2028	11,195	11,468
Amgen, Inc. 3.00% 2/22/2029	16,261	15,873
Amgen, Inc. 4.05% 8/18/2029	10,000	10,054
Amgen, Inc. 5.25% 3/2/2030	5,891	6,149
Amgen, Inc. 4.20% 2/19/2031	32,528	32,631
Amgen, Inc. 5.25% 3/2/2033	9,000	9,426
Amgen, Inc. 4.85% 2/19/2036	8,124	8,171
Ascension Health 4.294% 11/15/2030	7,883	7,971
Baxter International, Inc. 4.45% 2/15/2029	6,437	6,466
Baxter International, Inc. 4.90% 12/15/2030	15,890	15,997
Baxter International, Inc. 5.65% 12/15/2035	7,820	7,955
Bristol-Myers Squibb Co. 5.10% 2/22/2031	14,725	15,405
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,500	4,211
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,555	13,145
Cencora, Inc. 4.25% 11/15/2030	10,000	10,040
Cencora, Inc. 4.60% 2/13/2033	10,000	10,076
Centene Corp. 2.45% 7/15/2028	3,835	3,616
Cigna Group (The) 1.25% 3/15/2026	3,014	3,011
Cigna Group (The) 4.875% 9/15/2032	8,000	8,186
CVS Health Corp. 3.625% 4/1/2027	3,025	3,017
CVS Health Corp. 1.30% 8/21/2027	16,000	15,412
CVS Health Corp. 5.40% 6/1/2029	9,490	9,867
CVS Health Corp. 5.25% 1/30/2031	4,880	5,087
CVS Health Corp. 1.875% 2/28/2031	4,830	4,307
CVS Health Corp. 5.55% 6/1/2031	9,315	9,834
CVS Health Corp. 5.00% 9/15/2032	24,111	24,744
Elevance Health, Inc. 4.00% 9/15/2028	7,500	7,514
Elevance Health, Inc. 4.60% 9/15/2032	3,000	3,028
Elevance Health, Inc. 5.20% 2/15/2035	1,445	1,486
Eli Lilly and Co. 4.00% 10/15/2028	2,500	2,524
Eli Lilly and Co. 4.90% 2/12/2032	23,190	24,151
Eli Lilly and Co. 4.55% 10/15/2032	2,000	2,042
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,871
Eli Lilly and Co. 4.90% 10/15/2035	10,000	10,245
Gilead Sciences, Inc. 5.25% 10/15/2033	3,305	3,489
HCA, Inc. 3.125% 3/15/2027	8,335	8,268
HCA, Inc. 3.375% 3/15/2029	3,459	3,400
HCA, Inc. 2.375% 7/15/2031	1,554	1,404
Humana, Inc. 5.375% 4/15/2031	9,705	10,005
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,986

Intermediate Bond Fund of America	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	USD9,000	$9,134
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,425	5,539
Pfizer, Inc. 4.50% 11/15/2032	4,000	4,069
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	5,562	5,635
Solventum Corp. 5.40% 3/1/2029	2,153	2,233
Stryker Corp. 4.85% 2/10/2030	2,700	2,786
Stryker Corp. 5.20% 2/10/2035	1,600	1,662
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	19,225	19,782
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,570
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	12,095	12,197
Thermo Fisher Scientific, Inc. 4.20% 3/1/2031	9,625	9,700
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	4,643	4,697
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	289	294
UnitedHealth Group, Inc. 1.15% 5/15/2026	9,295	9,244
UnitedHealth Group, Inc. 4.40% 6/15/2028	5,000	5,063
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,524
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	12,454
UnitedHealth Group, Inc. 4.65% 1/15/2031	3,600	3,680
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	672
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,614	9,929
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	3,057
UnitedHealth Group, Inc. 5.30% 6/15/2035	10,000	10,439
		635,213

Utilities 2.12%
Alabama Power Co. 3.75% 9/1/2027	5,000	5,008
American Electric Power Co., Inc. 4.30% 12/1/2028	1,435	1,449
American Transmission Systems, Inc. 2.65% 1/15/2032 (f)	5,125	4,691
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	3,024	3,035
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,242
CMS Energy Corp. 3.00% 5/15/2026	10,285	10,262
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	4,959	4,463
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,165
Consumers Energy Co. 3.80% 11/15/2028	4,100	4,102
Consumers Energy Co. 4.50% 1/15/2031	13,675	13,964
Consumers Energy Co. 3.60% 8/15/2032	10,844	10,476
Consumers Energy Co. 4.625% 5/15/2033	2,109	2,141
Consumers Energy Co. 5.05% 5/15/2035	1,050	1,082
DTE Electric Co. 4.85% 3/1/2036	7,400	7,453
DTE Energy Co. 4.95% 7/1/2027	6,525	6,605
Duke Energy Florida, LLC 1.75% 6/15/2030	10,940	9,975
Duke Energy Florida, LLC 4.20% 12/1/2030	31,555	31,806
Duke Energy Florida, LLC 4.85% 12/1/2035	4,869	4,908
Edison International 5.25% 11/15/2028	5,950	6,066
Edison International 5.45% 6/15/2029	225	231
Edison International 6.95% 11/15/2029	800	861
Edison International 6.25% 3/15/2030	8,889	9,405
Enel Finance International NV 2.125% 7/12/2028 (f)	2,550	2,441
Enel Finance International NV 4.125% 9/30/2028 (f)	16,625	16,665
Enel Finance International NV 4.375% 9/30/2030 (f)	6,500	6,535
Entergy Corp. 1.90% 6/15/2028	10,000	9,558
Entergy Louisiana, LLC 3.12% 9/1/2027	1,110	1,102
Eversource Energy 1.40% 8/15/2026	17,138	16,931
Eversource Energy 5.95% 2/1/2029	5,000	5,247
Eversource Energy 4.45% 12/15/2030	17,000	17,102
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	100	97
Florida Power & Light Co. 4.40% 5/15/2028	12,505	12,667
Florida Power & Light Co. 4.80% 5/15/2033	7,786	8,002
Florida Power & Light Co. 5.30% 6/15/2034	3,310	3,491
Florida Power & Light Co. 4.70% 2/15/2036	2,225	2,232
Georgia Power Co. 4.00% 10/1/2028	10,000	10,059
Monongahela Power Co. 3.55% 5/15/2027 (f)	5,500	5,477
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	8,600	8,700
Northern States Power Co. 2.25% 4/1/2031	12,117	11,123
Northern States Power Co. 5.05% 5/15/2035	1,225	1,259

31	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.10% 8/1/2027	USD18,000	$17,550
Pacific Gas and Electric Co. 5.00% 6/4/2028	1,945	1,982
Pacific Gas and Electric Co. 6.10% 1/15/2029	15,000	15,757
Pacific Gas and Electric Co. 4.40% 3/1/2032	721	715
Pacific Gas and Electric Co. 5.90% 6/15/2032	4,062	4,310
Pacific Gas and Electric Co. 5.05% 10/15/2032	3,612	3,682
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,405	2,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	17,807	19,407
Pacific Gas and Electric Co. 5.70% 3/1/2035	213	222
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,992	6,387
Pacific Gas and Electric Co. 5.20% 5/1/2036	15,632	15,690
PacifiCorp 4.25% 3/15/2029	27,026	27,215
PacifiCorp 3.50% 6/15/2029	2,774	2,719
PacifiCorp 2.70% 9/15/2030	5,228	4,878
PacifiCorp 5.30% 2/15/2031	12,150	12,626
Public Service Electric and Gas Co. 2.45% 1/15/2030	1,471	1,393
Public Service Electric and Gas Co. 4.20% 1/1/2031	18,750	18,878
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,907	1,705
Public Service Electric and Gas Co. 4.85% 8/1/2034	8,816	8,964
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,800	5,919
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	259
Southern California Edison Co. 4.40% 9/6/2026	10,000	10,017
Southern California Edison Co. 5.65% 10/1/2028	3,869	4,015
Southern California Edison Co. 4.20% 3/1/2029	306	307
Southern California Edison Co. 5.15% 6/1/2029	15,450	15,896
Southern California Edison Co. 2.85% 8/1/2029	6,753	6,470
Southern California Edison Co. 5.25% 3/15/2030	20,611	21,308
Southern California Edison Co. 2.25% 6/1/2030	3,000	2,762
Southern California Edison Co. 2.50% 6/1/2031	11,892	10,875
Southern California Edison Co. 2.75% 2/1/2032	4,810	4,368
Southern California Edison Co. 5.95% 11/1/2032	4,839	5,186
Southern California Edison Co. 4.80% 3/15/2033	23,837	23,953
Southern California Edison Co. 5.20% 6/1/2034	1,014	1,031
Union Electric Co. 4.80% 3/15/2036	1,700	1,704
WEC Energy Group, Inc. 5.15% 10/1/2027	4,353	4,431
WEC Energy Group, Inc. 4.75% 1/15/2028	7,175	7,287
Wisconsin Electric Power Co. 4.15% 10/15/2030	26,035	26,196
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,388
Xcel Energy, Inc. 2.35% 11/15/2031	2,022	1,825
		609,940

Communication services 1.56%
Alphabet, Inc. 4.10% 11/15/2030	10,000	10,093
Alphabet, Inc. 4.10% 2/15/2031	21,914	22,063
Alphabet, Inc. 4.375% 11/15/2032	5,620	5,698
Alphabet, Inc. 4.40% 2/15/2033	19,550	19,728
Alphabet, Inc. 4.70% 11/15/2035	5,388	5,458
Alphabet, Inc. 4.80% 2/15/2036	2,356	2,396
AT&T, Inc. 1.70% 3/25/2026	2,567	2,563
AT&T, Inc. 2.30% 6/1/2027	550	540
AT&T, Inc. 1.65% 2/1/2028	2,413	2,315
AT&T, Inc. 4.35% 3/1/2029	2,500	2,529
AT&T, Inc. 4.40% 4/30/2031	12,500	12,618
AT&T, Inc. 4.75% 4/30/2033	11,984	12,152
AT&T, Inc. 2.55% 12/1/2033	5,601	4,859
AT&T, Inc. 5.40% 2/15/2034	4,443	4,658
AT&T, Inc. 4.50% 5/15/2035	1,279	1,247
AT&T, Inc. 5.125% 4/30/2036	2,000	2,030
Charter Communications Operating, LLC 2.30% 2/1/2032	5,000	4,364
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,528
Charter Communications Operating, LLC 6.65% 2/1/2034	6,730	7,151
Charter Communications Operating, LLC 6.55% 6/1/2034	14,329	15,245
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,389
Charter Communications Operating, LLC 5.85% 12/1/2035	17,156	17,274
Comcast Corp. 5.30% 6/1/2034	2,225	2,325

Intermediate Bond Fund of America	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Comcast Corp. 5.30% 5/15/2035	USD2,096	$2,194
Meta Platforms, Inc. 4.30% 8/15/2029	4,980	5,061
Meta Platforms, Inc. 4.20% 11/15/2030	12,939	13,056
Meta Platforms, Inc. 4.60% 11/15/2032	33,856	34,434
Meta Platforms, Inc. 4.75% 8/15/2034	5,923	6,017
Meta Platforms, Inc. 4.875% 11/15/2035	25,480	25,743
Orange 4.00% 1/13/2029 (f)	3,000	3,010
Orange 4.25% 1/13/2031 (f)	14,000	14,026
Orange 4.75% 1/13/2033 (f)	18,164	18,381
Orange 5.00% 1/13/2036 (f)	11,740	11,796
SBA Tower Trust 1.631% 11/15/2026 (f)	13,740	13,507
T-Mobile USA, Inc. 3.75% 4/15/2027	31,500	31,460
T-Mobile USA, Inc. 2.05% 2/15/2028	950	918
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,049
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,508
T-Mobile USA, Inc. 2.55% 2/15/2031	585	542
T-Mobile USA, Inc. 2.875% 2/15/2031	280	263
T-Mobile USA, Inc. 2.25% 11/15/2031	2,000	1,797
T-Mobile USA, Inc. 5.125% 5/15/2032	5,111	5,311
T-Mobile USA, Inc. 4.625% 1/15/2033	10,000	10,082
T-Mobile USA, Inc. 5.30% 5/15/2035	4,913	5,090
T-Mobile USA, Inc. 4.95% 11/15/2035	11,222	11,330
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	895
Verizon Communications, Inc. 2.55% 3/21/2031	20,031	18,538
Verizon Communications, Inc. 2.355% 3/15/2032	4,333	3,870
Verizon Communications, Inc. 4.75% 1/15/2033	20,108	20,398
Verizon Communications, Inc. 5.25% 4/2/2035	8,706	8,967
Verizon Communications, Inc. 5.00% 1/15/2036	2,050	2,060
Walt Disney Co. (The) 3.75% 3/14/2029	2,000	2,001
		447,527

Information technology 1.41%
Amphenol Corp. 3.80% 11/15/2027	800	802
Amphenol Corp. 3.90% 11/15/2028	3,300	3,315
Amphenol Corp. 4.125% 11/15/2030	13,800	13,875
Amphenol Corp. 4.40% 2/15/2033	6,764	6,783
Amphenol Corp. 4.625% 2/15/2036	9,500	9,446
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,455
Broadcom, Inc. 4.35% 2/15/2030	4,350	4,405
Broadcom, Inc. 4.20% 10/15/2030	17,250	17,352
Broadcom, Inc. 5.15% 11/15/2031	3,326	3,483
Broadcom, Inc. 4.55% 2/15/2032	1,978	2,005
Broadcom, Inc. 4.90% 7/15/2032	2,000	2,060
Broadcom, Inc. 5.20% 7/15/2035	5,000	5,169
Cisco Systems, Inc. 4.95% 2/26/2031	4,854	5,054
Intel Corp. 5.125% 2/10/2030	12,000	12,390
Intel Corp. 4.15% 8/5/2032	8,500	8,318
Intel Corp. 5.15% 2/21/2034	2,000	2,047
Intel Corp. 3.05% 8/12/2051	4,635	2,916
Intel Corp. 5.60% 2/21/2054	1,045	988
Intuit, Inc. 1.35% 7/15/2027	1,325	1,282
Microchip Technology, Inc. 5.05% 3/15/2029	18,410	18,895
Microchip Technology, Inc. 5.05% 2/15/2030	3,616	3,714
Oracle Corp. 4.55% 2/4/2029	24,807	24,860
Oracle Corp. 4.45% 9/26/2030	24,500	24,036
Oracle Corp. 4.95% 2/4/2031	17,552	17,521
Oracle Corp. 5.25% 2/3/2032	6,050	6,076
Oracle Corp. 4.80% 9/26/2032	27,020	26,412
Oracle Corp. 5.35% 5/4/2033	48,603	48,781
Oracle Corp. 5.50% 8/3/2035	11,700	11,570
Oracle Corp. 5.20% 9/26/2035	12,000	11,601
Oracle Corp. 5.70% 2/4/2036	18,145	18,162
Roper Technologies, Inc. 4.25% 9/15/2028	8,000	8,037
Roper Technologies, Inc. 4.45% 9/15/2030	25,000	25,155
Roper Technologies, Inc. 5.10% 9/15/2035	5,054	5,047

33	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synopsys, Inc. 4.55% 4/1/2027	USD10,240	$10,320
Synopsys, Inc. 4.65% 4/1/2028	18,000	18,233
Synopsys, Inc. 4.85% 4/1/2030	4,500	4,609
Synopsys, Inc. 5.00% 4/1/2032	2,000	2,063
Synopsys, Inc. 5.15% 4/1/2035	8,752	8,967
Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,276
		405,480

Consumer staples 1.28%
Altria Group, Inc. 4.875% 2/4/2028	2,254	2,295
Altria Group, Inc. 3.40% 5/6/2030	3,000	2,922
Altria Group, Inc. 4.50% 8/6/2030	1,850	1,884
Altria Group, Inc. 2.45% 2/4/2032	2,250	2,020
BAT Capital Corp. 3.215% 9/6/2026	14,161	14,112
BAT Capital Corp. 6.343% 8/2/2030	16,373	17,813
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,300
BAT Capital Corp. 5.35% 8/15/2032	26,000	27,307
BAT Capital Corp. 4.625% 3/22/2033	7,857	7,892
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,887
BAT International Finance PLC 5.931% 2/2/2029	12,406	13,071
Campbell’s Co. (The) 4.75% 3/23/2035	1,825	1,773
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,104
Constellation Brands, Inc. 4.35% 5/9/2027	5,555	5,583
Constellation Brands, Inc. 4.95% 11/1/2035	10,000	10,023
Coty, Inc. 5.60% 1/15/2031 (f)	10,718	10,758
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,934	1,955
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	7,250	7,513
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,885
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,720
Mars, Inc. 4.60% 3/1/2028 (f)	5,500	5,582
Mars, Inc. 4.80% 3/1/2030 (f)	24,807	25,506
Mars, Inc. 5.00% 3/1/2032 (f)	30,295	31,389
Mars, Inc. 5.20% 3/1/2035 (f)	17,177	17,792
McCormick & Co., Inc. 4.15% 2/15/2029	7,028	7,076
Mondelez International, Inc. 4.50% 5/6/2030	15,000	15,233
Mondelez International, Inc. 5.125% 5/6/2035	3,500	3,621
Philip Morris International, Inc. 5.125% 11/17/2027	6,500	6,639
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	5,036
Philip Morris International, Inc. 3.875% 10/27/2028	2,500	2,506
Philip Morris International, Inc. 4.625% 11/1/2029	18,773	19,235
Philip Morris International, Inc. 5.125% 2/15/2030	2,500	2,598
Philip Morris International, Inc. 4.375% 4/30/2030	10,282	10,418
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,288
Philip Morris International, Inc. 4.00% 10/29/2030	17,510	17,505
Philip Morris International, Inc. 5.125% 2/13/2031	10,920	11,396
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	4,071
Philip Morris International, Inc. 4.25% 10/29/2032	9,000	8,978
Philip Morris International, Inc. 4.90% 11/1/2034	2,680	2,740
Philip Morris International, Inc. 4.625% 10/29/2035	4,488	4,451
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,564
		367,441

Energy 0.73%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,648
Chevron Corp. 1.995% 5/11/2027	3,980	3,908
Chevron USA, Inc. 4.687% 4/15/2030	12,513	12,900
ConocoPhillips Co. 4.70% 1/15/2030	8,335	8,540
ConocoPhillips Co. 4.85% 1/15/2032	17,450	18,105
Energy Transfer, LP 6.10% 12/1/2028	7,310	7,697
Enterprise Products Operating, LLC 4.30% 6/20/2028	1,500	1,516
Enterprise Products Operating, LLC 4.60% 1/15/2031	12,442	12,724
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,031	1,063
EOG Resources, Inc. 4.40% 7/15/2028	3,072	3,113
Exxon Mobil Corp. 2.61% 10/15/2030	5,280	5,016

Intermediate Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
MPLX, LP 4.80% 2/15/2031	USD2,000	$2,042
MPLX, LP 5.40% 9/15/2035	2,058	2,103
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,270
ONEOK, Inc. 5.55% 11/1/2026	3,170	3,199
Petroleos Mexicanos 6.84% 1/23/2030	10,000	10,245
Saudi Arabian Oil Co. 4.00% 2/2/2029 (f)	3,893	3,896
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	32,655	32,673
Saudi Arabian Oil Co. 5.25% 7/17/2034 (f)	695	719
Saudi Arabian Oil Co. 5.00% 2/2/2036 (f)	3,492	3,499
Shell Finance US, Inc. 4.125% 11/6/2030	6,000	6,050
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	4,813	4,922
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	49,775	50,232
TotalEnergies Capital USA, LLC 4.569% 1/13/2033	10,000	10,128
		210,208

Industrials 0.68%
BAE Systems PLC 5.25% 3/26/2031 (f)	8,631	9,048
Boeing Co. (The) 6.259% 5/1/2027	738	756
Boeing Co. (The) 3.25% 2/1/2028	9,350	9,244
Boeing Co. (The) 6.298% 5/1/2029	2,852	3,040
Boeing Co. (The) 5.15% 5/1/2030	3,959	4,101
Boeing Co. (The) 6.388% 5/1/2031	11,349	12,408
Boeing Co. (The) 6.528% 5/1/2034	1,400	1,570
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,641
Canadian Pacific Railway Co. 4.80% 3/30/2030	27,842	28,675
Canadian Pacific Railway Co. 2.45% 12/2/2031	2,000	1,821
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,300	3,462
CSX Corp. 4.10% 11/15/2032	3,000	2,992
CSX Corp. 5.05% 6/15/2035	3,150	3,251
GE Vernova, Inc. 4.25% 2/4/2031	6,995	7,046
General Dynamics Corp. 1.15% 6/1/2026	4,445	4,416
General Electric Co. 4.30% 7/29/2030	3,181	3,233
General Electric Co. 4.90% 1/29/2036	3,455	3,545
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,555	5,630
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,443
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	7,065
Masco Corp. 1.50% 2/15/2028	4,158	3,969
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,463
Norfolk Southern Corp. 4.45% 3/1/2033	2,773	2,792
Norfolk Southern Corp. 5.10% 5/1/2035	6,918	7,154
Northrop Grumman Corp. 4.70% 3/15/2033	8,697	8,888
RTX Corp. 5.75% 11/8/2026	4,445	4,496
RTX Corp. 1.90% 9/1/2031	2,500	2,226
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (f)	4,172	4,169
Siemens Funding BV 4.90% 5/28/2032 (f)	3,000	3,117
Siemens Funding BV 5.20% 5/28/2035 (f)	16,000	16,783
Tyco Electronics Group SA 4.50% 2/9/2031	5,000	5,090
Union Pacific Corp. 5.10% 2/20/2035	5,000	5,217
		195,751

Real estate 0.35%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,169
American Tower Corp. 1.45% 9/15/2026	3,385	3,340
Boston Properties, LP 6.50% 1/15/2034	7,010	7,526
Boston Properties, LP 5.75% 1/15/2035	3,396	3,461
Crown Castle, Inc. 5.00% 1/11/2028	7,388	7,520
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	10,832	11,131
Piedmont Operating Partnership, LP 5.625% 1/15/2033	6,724	6,760
Prologis, LP 4.875% 6/15/2028	9,286	9,507
Prologis, LP 5.00% 1/31/2035	5,330	5,464
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.347% 4/16/2027 (e)	12,055	12,107
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,553
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,899
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,196

35	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Simon Property Group, LP 4.30% 1/15/2031	USD2,000	$2,011
Simon Property Group, LP 5.125% 10/1/2035	5,496	5,631
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	4,008
		101,283

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,895
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	3,000	3,147
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (f)	2,713	2,773
Dow Chemical Co. (The) 4.80% 1/15/2031	8,500	8,486
Dow Chemical Co. (The) 5.35% 3/15/2035	1,103	1,098
Dow Chemical Co. (The) 5.65% 3/15/2036	1,229	1,232
Ecolab, Inc. 5.00% 9/1/2035	7,000	7,231
EIDP, Inc. 4.50% 5/15/2026	8,125	8,127
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,078
LYB International Finance III, LLC 5.125% 1/15/2031	2,499	2,542
LYB International Finance III, LLC 5.50% 3/1/2034	101	102
LYB International Finance III, LLC 5.875% 1/15/2036	3,971	4,016
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (f)	7,195	7,288
PPG Industries, Inc. 4.375% 3/15/2031	10,000	10,068
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,590
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,785
Sherwin-Williams Co. 4.30% 8/15/2028	8,000	8,075
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	7,109
Sherwin-Williams Co. 5.15% 8/15/2035	1,183	1,218
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,226
		93,086
Total corporate bonds and notes		5,441,648
Asset-backed obligations 16.71%
Auto loan 6.80%
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(f)	3,183	3,186
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (d)(f)	2,053	2,057
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(f)	1,308	1,309
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (d)(f)	36,430	36,500
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(f)	1,390	1,397
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (d)(f)	691	691
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (d)(f)	2,000	2,048
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (d)(f)	12,601	12,686
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (d)(f)	7,380	7,408
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (d)(f)	435	437
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (d)(f)	2,489	2,520
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (d)(f)	17,597	17,809
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (d)(f)	3,517	3,560
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(f)	1,025	1,030
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (d)(f)	1,000	1,017
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (d)(f)	3,242	3,300
American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.55% 1/12/2033 (d)(f)	1,000	1,007
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (d)	6,801	6,850
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(f)	2,789	2,801
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (d)(f)	932	941
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (d)(f)	897	909
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (d)(f)	502	508
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (d)(f)	7,396	7,406
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (d)(f)	6,343	6,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (d)(f)	2,561	2,566
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (d)(f)	8,989	8,833
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(f)	37,394	38,034
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(f)	16,901	17,322
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (d)(f)	13,000	13,395
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	1,254	1,277
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(f)	18,450	19,282
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(f)	5,340	5,622
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(f)	5,598	5,826

Intermediate Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (d)(f)	USD5,839	$6,058
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (d)	1,886	1,889
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (d)	4,529	4,535
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (d)	1,657	1,658
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (d)	22,366	22,386
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (d)	2,663	2,666
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (d)	8,316	8,319
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	6,065	6,074
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	1,454	1,456
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	4,276	4,283
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (d)	4,696	4,733
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (d)	13,000	13,042
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (d)	2,892	2,950
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (d)	8,225	8,240
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (d)	2,471	2,504
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (d)	2,998	3,069
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (d)	115	115
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (d)	2,251	2,265
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (d)	8,980	9,135
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	8,001	8,091
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (d)	2,473	2,539
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (d)	9,394	9,476
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (d)	450	450
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (d)	1,628	1,629
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (d)	1,993	2,047
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (d)	3,022	3,126
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (d)	4,974	5,074
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (d)	7,999	8,156
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(f)	807	812
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	42	42
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (d)	2,991	2,948
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (d)	525	530
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (d)(f)	1,900	1,911
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (d)(f)	1,942	1,965
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (d)(f)	205	205
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (d)(f)	4,236	4,277
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(f)	7,358	7,463
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(f)	5,937	5,989
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(f)	7,661	7,745
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (d)(f)	3,470	3,504
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(f)	1,288	1,302
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(f)	2,112	2,126
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (d)(f)	6,122	6,225
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(f)	6,174	6,190
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (d)(f)	8,357	8,415
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (d)(f)	146	146
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (d)(f)	654	654
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(f)	4,587	4,603
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(f)	2,340	2,344
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (d)(f)	806	807
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (d)(f)	1,492	1,502
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (d)(f)	238	243
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (d)(f)	20,599	20,664
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (d)(f)	2,196	2,206
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (d)(f)	16,462	16,636
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (d)(f)	3,026	3,071
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (d)(f)	97	99
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	12,887	12,899
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (d)	2,229	2,230
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	6,903	6,928
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (d)	4,455	4,473
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	7,615	7,718
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (d)	4,359	4,398
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	1,640	1,645
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (d)	6,097	6,135
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (d)	10,253	10,311

37	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (d)	USD3,614	$3,649
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (d)	647	658
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (d)	2,003	2,041
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (d)	4,667	4,717
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (d)(f)	1,642	1,645
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(f)	708	710
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(f)	1,925	1,931
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(f)	4,048	4,062
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (d)(f)	30,000	30,092
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(f)	9	9
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(f)	723	725
Enterprise Fleet Financing, LLC, Series 2025-4, Class A3, 4.11% 12/20/2029 (d)(f)	30,000	30,266
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(f)	2,281	2,327
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (d)	10,913	10,929
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	170	170
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	2,473	2,477
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (d)	3,049	3,056
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (d)	13,446	13,451
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (d)	416	425
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (d)	3,051	3,076
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (d)	2,045	2,076
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (d)	5,304	5,343
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	13,868	13,947
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (d)	8,269	8,308
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (d)	2,107	2,138
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (d)	7,450	7,617
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (d)	12,108	12,142
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (d)	4,872	4,919
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (d)	5,363	5,481
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (d)	1,820	1,834
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (d)	342	344
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (d)	4,233	4,328
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (d)	1,847	1,885
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (d)	2,237	2,300
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (d)	3,686	3,754
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (d)	3,692	3,745
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (d)	1,773	1,804
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (d)	3,648	3,658
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (d)	17,038	17,058
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (d)	3,027	3,059
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (d)	1,416	1,452
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (d)	841	850
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (d)	1,500	1,531
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (d)	1,500	1,535
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (d)(f)	2,500	2,504
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (d)(f)	8,834	8,884
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (d)(f)	3,378	3,404
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (d)	1,102	1,103
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	1,521	1,525
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (d)(f)(h)	17,318	17,632
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (d)	7,417	7,491
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (d)(f)	6,591	6,569
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (d)(f)	8,653	8,837
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(f)	38,713	40,119
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (d)(f)	5,000	5,010
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class A1, 5.29% 4/15/2029 (d)(f)	38,567	39,204
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(f)	29,040	29,281
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (d)	6,232	6,350
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (d)	52,023	52,488
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (d)	1,243	1,251
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (d)(f)	11,343	11,543
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (d)(f)	2,493	2,495
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (d)(f)	4,882	4,888
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (d)(f)	12,544	12,566
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (d)(f)	986	989
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (d)(f)	9,970	10,007

Intermediate Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (d)(f)	USD14,663	$14,757
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(f)	3,421	3,441
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (d)(f)	3,426	3,444
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (d)(f)	563	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (d)(f)	529	543
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (d)(f)	7,388	7,426
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(f)	3,314	3,360
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(f)	12,409	12,552
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (d)(f)	2,531	2,594
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (d)(f)	3,702	3,734
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (d)(f)	5,595	5,651
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (d)(f)	1,110	1,115
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (d)(f)	11,078	11,243
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (d)(f)	3,664	3,718
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(f)	1,647	1,653
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(f)	8,699	8,757
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(f)	5,005	5,038
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (d)(f)	544	549
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (d)(f)	238	242
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (d)(f)	12,717	12,744
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(f)	520	535
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (d)(f)	268	273
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (d)(f)	679	700
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (d)	4,449	4,467
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(f)	3,487	3,610
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(f)	13,906	14,635
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(f)	19,512	19,977
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	3,834	3,859
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (d)	3,743	3,806
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(f)	7,050	7,081
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(f)	1,013	1,014
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (d)(f)	2,850	2,894
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (d)(f)	14,882	15,375
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(f)	4,875	5,144
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	37,314	36,761
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	7,780	7,669
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	4,842	4,773
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(f)	4,785	4,853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(f)	9,390	9,589
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(f)	6,761	6,891
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (d)(f)	1,083	1,102
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (d)(f)	1,204	1,229
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(f)	5,897	6,036
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (d)(f)	1,583	1,614
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (d)(f)	1,615	1,657
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(f)	5,368	5,454
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (d)(f)	643	649
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (d)(f)	1,398	1,453
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (d)(f)	22,897	23,821
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (d)(f)	1,320	1,367
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (d)(f)	297	310
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (d)(f)	913	929
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	914	916
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (d)	1,547	1,557
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (d)(f)	2,894	2,928
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(f)	14,733	14,863
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (d)(f)	10,747	10,838
Huntington National Bank (The), Series 2025-2, Class B2, (30-day Average USD-SOFR + 1.20%) 4.862% 9/20/2033 (d)(e)(f)	3,899	3,913
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (d)(f)	2,994	2,998
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(f)	2,315	2,322
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (d)(f)	1,286	1,287
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (d)(f)	8,517	8,558
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	4,316	4,353
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (d)(f)	31,420	31,649
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (d)(f)	56	56

39	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(f)	USD330	$330
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (d)(f)	404	404
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (d)(f)	534	535
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (d)(f)	2,293	2,298
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (d)(f)	891	892
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(f)	1,891	1,900
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (d)(f)	5,073	5,098
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (d)(f)	3,336	3,354
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (d)(f)	3,507	3,555
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(f)	1,891	1,899
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (d)(f)	1,070	1,070
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (d)(f)	1,350	1,377
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (d)(f)	3,124	3,170
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(f)	3,385	3,423
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (d)(f)	548	556
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (d)(f)	197	200
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (d)(f)	1,040	1,052
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (d)(f)	283	288
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (d)(f)	832	859
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (d)(f)	259	269
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (d)(f)	179	182
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (d)(f)	1,642	1,666
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(f)	3,644	3,659
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	7,634	7,693
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (d)	9,847	9,912
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (d)	7,429	7,583
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (d)(f)	3,372	3,377
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(f)	2,631	2,647
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(f)	7,331	7,352
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (d)(f)	3,950	3,967
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (d)(f)	965	966
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (d)(f)	1,712	1,733
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (d)(f)	7,905	7,946
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (d)(f)	6,162	6,172
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (d)(f)	9,524	9,573
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (d)(f)	5,878	5,918
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (d)(f)	1,000	1,004
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.11% 6/15/2032 (d)(f)	4,595	4,655
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (d)	252	252
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (d)	820	821
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (d)	525	525
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	5,008	5,016
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (d)	2,676	2,681
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	7,058	7,076
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (d)	5,702	5,725
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (d)	2,110	2,115
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	5,894	5,909
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	4,511	4,527
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (d)	949	950
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	12,138	12,282
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (d)	3,675	3,720
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (d)	1,325	1,342
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (d)	30,749	30,933
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (d)	9,777	9,836
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (d)	1,133	1,154
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (d)	2,993	3,033
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (d)	1,479	1,499
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(f)	114	114
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(f)	2,522	2,534
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(f)	2,829	2,834
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (d)(f)	1,247	1,272
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(f)	470	475
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (d)(f)	2,176	2,187
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (d)(f)	1,374	1,381
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (d)(f)	305	307
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(f)	296	296

Intermediate Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(f)	USD3,526	$3,547
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (d)(f)	4,131	4,199
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(f)	8,827	8,889
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031 (d)(f)	4,269	4,344
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (d)(f)	14,621	14,667
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(f)	4,756	4,787
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (d)(f)	9,082	9,151
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (d)	1,520	1,523
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	3,920	3,945
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (d)	7,472	7,520
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (d)	5,269	5,360
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(f)(i)(j)	15,823	9,177
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(f)	27,849	28,018
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(f)	852	852
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(f)	4,783	4,793
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (d)(f)	1,843	1,850
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(f)	219	220
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(f)	6,119	6,196
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (d)(f)	1,631	1,658
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (d)(f)	7,108	7,129
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(f)	4,095	4,102
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(f)	9,200	9,230
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(f)	746	749
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (d)(f)	9,915	9,918
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(f)	1,783	1,786
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (d)(f)	1,002	1,011
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (d)(f)	3,229	3,228
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(f)	5,770	5,834
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (d)(f)	1,287	1,320
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (d)(f)	10,908	10,956
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (d)(f)	21,937	21,985
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (d)(f)	7,427	7,624
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (d)(f)	4,815	4,825
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(f)	1,754	1,780
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (d)(f)	1,139	1,166
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (d)(f)	448	450
Westlake Automobile Receivables Trust, Series 2026-P1, Class C, 4.38% 8/15/2031 (d)(f)	2,000	2,014
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (d)(f)	36,909	37,097
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (d)(f)	4,006	4,019
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (d)(f)	11,319	11,438
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(f)	4,947	5,004
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (d)	3,674	3,690
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (d)	2,892	2,899
		1,953,078

Other asset-backed securities 6.68%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (d)(f)	668	675
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (d)(f)	564	571
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(f)	318	322
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(f)	1,295	1,299
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (d)(f)	1,477	1,485
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (d)(f)	1,756	1,766
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(f)	12,804	12,840
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (d)(f)	10,919	10,933
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (d)(f)	3,903	3,910
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (d)(f)	2,708	2,720
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (d)(f)	2,561	2,571
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	2,496	2,515
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (d)(f)	12,612	12,714
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(f)	19,453	19,613
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (d)(f)	992	1,002
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (d)(f)	3,994	4,037
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (d)(f)	5,711	5,719
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (d)(f)	24,612	24,744
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (d)(f)	2,120	2,146

41	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (d)(f)	USD353	$358
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(f)	11,116	11,185
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(f)	26,082	26,522
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(f)	9,152	9,364
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(f)	6,367	6,565
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (d)(f)	199	199
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (d)(f)	3,875	3,939
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (d)(f)	1,197	1,234
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (d)(f)	1,022	1,029
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(f)	3,928	3,984
AXIS Equipment Finance Receivables, LLC, Series 2024-2A, Class B, 5.20% 7/21/2031 (d)(f)	4,484	4,598
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(f)	516	514
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (d)(f)	780	735
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(f)	1,109	1,113
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(f)	3,345	3,384
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(f)	1,244	1,264
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(f)	10,068	9,710
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(f)	14,523	14,805
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(f)	10,419	9,915
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	12,322	12,580
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (d)(f)	31,889	32,264
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (d)(f)	3,000	3,028
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (d)(f)	610	616
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (d)(f)	3,850	3,914
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (d)(f)	17,762	17,848
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (d)(f)	3,942	3,995
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	48,366	41,405
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	6,828	5,623
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	42,616	35,178
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(f)	42,910	42,902
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(f)	11,207	11,070
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(f)	760	763
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (d)(f)	2,313	2,327
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (d)(f)	853	865
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(f)	2,186	2,077
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(f)	6,644	6,317
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(f)	4,711	4,483
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(f)	2,418	2,268
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (d)(f)	2,890	2,719
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (d)	8,834	8,955
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (d)(f)	4,305	4,338
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (d)(f)	15,931	16,018
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(f)	6,783	6,937
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(f)	2,156	2,178
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	2,158	2,174
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (d)(f)	17,851	18,100
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (d)(f)	7,933	7,987
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(f)	4,877	4,911
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (d)(f)	1,025	1,036
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53% 3/24/2031 (d)(f)	387	391
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (d)(f)	345	346
Dext ABS, Series 2025-1, Class A3, 4.77% 8/15/2035 (d)(f)	14,595	14,766
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (d)(f)	4,157	4,158
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (d)(f)	6,884	6,913
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(f)	1,108	1,112
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(f)	1,963	2,005
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (d)(f)	3,773	3,837
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (d)(f)	6,640	6,652
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (d)(f)	14,884	15,002
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (d)(f)	4,000	4,089
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(f)	1,447	1,364
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(f)	10,062	10,283
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	3,504	3,563
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(f)	5,905	5,703
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(f)	810	777
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(f)	6,714	6,351

Intermediate Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (d)(f)	USD22,124	$22,687
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (d)(f)	10,577	10,721
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (d)(f)	2,770	2,723
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	13,821	13,353
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	8,731	8,440
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(f)	28,001	26,491
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(f)	14,992	14,286
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(f)	5,390	5,409
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (d)(f)	36,600	37,068
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (d)(f)	1,500	1,524
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (d)(f)	3,945	4,034
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (d)(f)	2,109	2,145
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(f)	3,182	3,252
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (d)(f)	453	457
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (d)(f)	1,982	2,000
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (d)(f)	6,513	6,543
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (d)(f)	1,607	1,610
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (d)(f)	1,224	1,229
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	8,226	8,296
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (d)	15,243	15,443
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (d)(f)	1,729	1,736
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (d)(f)	33,159	33,684
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (d)(f)	12,721	12,882
MAPS Trust, Series 2026-1A, Class A, 5.201% 1/15/2051 (d)(f)	18,890	19,184
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(f)	8,985	9,037
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (d)(f)	8,816	8,843
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (d)(f)	22,500	22,551
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(f)	2,001	2,021
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(f)	8,617	8,284
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	159,685	135,836
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(f)	7,019	7,065
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(f)	13,499	13,561
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(f)	17,300	17,388
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (d)(f)	6,354	6,428
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (d)(f)	2,719	2,721
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (d)(f)	923	928
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (d)(f)	35,784	35,946
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(f)	20,179	20,454
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(f)	1,106	1,118
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (d)(f)	4,743	4,785
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (d)(f)	370	372
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(f)	4,220	4,271
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (d)(f)	515	521
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (d)(f)	5,693	5,751
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (d)(f)	3,232	3,269
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (d)(f)	2,915	2,866
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (d)(f)	311	306
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (d)(f)	18,755	19,043
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (d)(f)	1,000	1,000
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (d)(f)	3,980	3,985
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (d)(f)	2,385	2,403
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (d)(f)	25,517	25,573
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (d)(f)	6,789	6,807
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (d)(f)	1,593	1,603
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (d)(f)	1,328	1,333
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(f)	32,684	32,762
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (d)(f)	8,631	8,660
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (d)(f)	3,182	3,191
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (d)(f)	3,036	3,044
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (d)(f)	33,321	33,458
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (d)(f)	3,001	3,014
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (d)(f)	1,766	1,773
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (d)(f)	2,168	2,177
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(f)	2,465	2,470
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(f)	6,107	6,150
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (d)(f)	12,239	12,289

43	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(f)	USD6,436	$6,476
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (d)(f)	2,857	2,928
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (d)(f)	2,728	2,810
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(f)	301	303
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (d)(f)	3,250	3,277
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (d)(f)	5,100	5,214
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (d)(f)	10,607	10,730
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (d)(f)	17,000	17,015
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(f)	5,722	5,738
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (d)(f)	12,866	13,026
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	6,666	6,847
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (d)	3,145	3,120
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(f)	4,542	4,578
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(f)	5,450	5,502
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.36% 9/15/2039 (d)(e)(f)	1,081	1,093
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(f)	3,743	3,845
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(f)	5,112	5,168
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(f)	3,217	3,246
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (d)(f)	725	739
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (d)(f)	6,575	6,708
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (d)(f)	3,823	3,872
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(f)	1,070	1,073
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (d)(f)	11,596	11,597
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (d)(f)	8,476	8,496
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (d)(f)	1,717	1,728
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (d)(f)	23,396	23,681
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (d)(f)	510	512
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (d)(f)	12,158	12,419
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (d)(f)	3,390	3,529
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (d)(f)	1,625	1,700
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(f)	251	251
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(f)	10,356	10,651
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (d)(f)	4,552	4,760
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (d)(f)	1,242	1,299
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (d)(f)	100	102
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (d)(f)	276	282
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(f)	5,362	5,489
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(f)	5,083	4,893
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(f)	3,721	3,669
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(f)	2,899	2,883
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(f)	1,301	1,272
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(f)	443	433
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(f)	21,006	20,990
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(f)	973	974
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (d)(f)	2,137	2,162
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (d)(f)	1,481	1,519
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (d)(f)	963	999
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	8,534	8,314
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	7,402	7,126
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(f)	3,192	3,110
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(f)	9,367	8,942
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(f)	4,149	3,996
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(f)	6,530	6,185
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(f)	23,475	22,344
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(f)	1,225	1,135
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(f)	14,656	14,723
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (d)(f)	9,322	8,973
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (d)(f)	6,605	6,399
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	24,402	23,185
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	2,835	2,733
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(f)	7,198	6,743
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (d)(f)	9,176	8,921
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(f)	4,024	4,069
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(f)	8,213	8,278
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (d)(f)	4,010	4,028

Intermediate Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (d)(f)	USD2,964	$2,970
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (d)(f)	819	822
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (d)(f)	624	628
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (d)(f)	8,054	8,140
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (d)(f)	16,378	15,797
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(f)	2,729	2,783
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (d)(f)	15,582	15,882
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (d)(h)	6,073	6,123
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	20,000	20,365
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (d)	9,686	9,747
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (d)(h)	18,546	18,629
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(f)	13,818	14,113
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	24,806	24,997
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (d)(f)	5,212	5,363
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (d)(f)	4,587	4,761
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (d)(f)	5,649	5,849
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (d)(f)(h)	7,180	7,300
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (d)(f)	3,153	3,170
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	3,967	3,990
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (d)(f)	718	728
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(f)	2,542	2,553
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (d)(f)	536	542
		1,918,495

Collateralized loan obligations 1.65%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (d)(e)(f)	2,399	2,400
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 4.969% 10/20/2031 (d)(e)(f)	12	12
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (d)(e)(f)	2,818	2,819
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (d)(e)(f)	526	527
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (d)(e)(f)	6,697	6,712
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 7/25/2034 (d)(e)(f)	4,000	4,006
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (d)(e)(f)	28,611	28,653
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.218% 10/24/2036 (d)(e)(f)	1,577	1,581
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.468% 10/24/2036 (d)(e)(f)	4,005	4,017
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.118% 10/24/2036 (d)(e)(f)	1,904	1,906
Atlas Senior Loan Fund CLO, Ltd., Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.568% 1/20/2034 (d)(e)(f)	3,234	3,207
Atlas Senior Loan Fund CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 5.748% 10/20/2034 (d)(e)(f)	2,998	3,002
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (d)(e)(f)	23,267	23,279
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 4.50%) 4.698% 4/20/2034 (d)(e)(f)	12,000	12,006
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (d)(e)(f)	1,382	1,382
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.168% 3/13/2037 (d)(e)(f)	2,400	2,403
BCC Middle Market CLO, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.045% 10/21/2035 (d)(e)(f)	9,630	9,614
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (d)(e)(f)	21,390	21,410
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (d)(e)(f)	16,938	16,966
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 4/19/2034 (d)(e)(f)	2,491	2,493
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (d)(e)(f)	18,000	18,018
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.284% 4/15/2034 (d)(e)(f)	923	917
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.072% 3/22/2035 (d)(e)(f)	2,000	2,007

45	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.163% 1/15/2038 (d)(e)(f)	USD5,000	$5,004
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.792% 1/21/2037 (d)(e)(f)	23,466	23,454
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.312% 1/21/2037 (d)(e)(f)	1,771	1,770
Dryden Senior Loan Fund CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.034% 1/15/2031 (d)(e)(f)	429	429
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.256% 4/20/2037 (d)(e)(f)	2,500	2,494
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (d)(e)(f)	20,997	21,041
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (d)(e)(f)	1,632	1,633
Fortress Credit BSL CLO, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/18/2033 (d)(e)(f)	3,347	3,349
Fortress Credit BSL CLO, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.268% 10/18/2033 (d)(e)(f)	3,000	3,006
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 4.768% 10/20/2033 (d)(e)(f)	12,073	12,082
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/20/2033 (d)(e)(f)	2,490	2,492
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (d)(e)(f)	6,897	6,903
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.241% 4/23/2036 (d)(e)(f)	1,600	1,603
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (d)(e)(f)	408	409
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.908% 1/23/2037 (d)(e)(f)	30,000	30,015
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (d)(e)(f)	726	722
Galaxy CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.263% 4/16/2034 (d)(e)(f)	1,227	1,228
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.168% 1/20/2037 (d)(e)(f)	2,005	2,011
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2037 (d)(e)(f)	2,073	2,077
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.218% 1/20/2037 (d)(e)(f)	2,961	2,969
Golub Capital Partners CLO, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.44% 10/21/2038 (d)(e)(f)	3,500	3,508
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (d)(e)(f)	15,000	15,007
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (d)(e)(f)	904	903
Harvest US CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.222% 1/15/2037 (d)(e)(f)	2,500	2,503
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (d)(e)(f)	1,483	1,465
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.621% 4/29/2034 (d)(e)(f)	5,338	5,356
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.629% 7/14/2031 (d)(e)(f)	500	502
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 4.934% 4/15/2031 (d)(e)(f)	200	200
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (d)(e)(f)	4,618	4,622
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.363% 4/20/2035 (d)(e)(f)	2,159	2,161
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (d)(e)(f)	10,061	10,068
Neuberger Berman CLO, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.209% 7/23/2036 (d)(e)(f)	3,000	3,003
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 4.90% 7/25/2030 (d)(e)(f)	802	803
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.768% 7/20/2034 (d)(e)(f)	3,000	2,949
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.487% 1/15/2033 (d)(e)(f)	3,450	3,450

Intermediate Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.617% 1/15/2033 (d)(e)(f)	USD1,500	$1,500
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.668% 7/24/2031 (d)(e)(f)	1,585	1,586
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 4.968% 7/24/2031 (d)(e)(f)	7,111	7,101
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.068% 7/24/2031 (d)(e)(f)	1,429	1,425
Palmer Square Loan Funding CLO, Ltd., Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.51% 8/8/2032 (d)(e)(f)	300	300
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.672% 1/15/2033 (d)(e)(f)	3,455	3,455
Parallel CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.058% 7/20/2036 (d)(e)(f)	14,000	14,032
Parallel CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.718% 7/20/2036 (d)(e)(f)	1,636	1,638
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.362% 4/20/2035 (d)(e)(f)	2,500	2,503
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.119% 10/20/2030 (d)(e)(f)	— (a)	— (a)
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.079% 4/18/2031 (d)(e)(f)	98	98
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.179% 4/18/2031 (d)(e)(f)	800	802
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.184% 7/15/2034 (d)(e)(f)	1,600	1,603
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (d)(e)(f)	6,194	6,192
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.672% 4/15/2032 (d)(e)(f)	2,000	2,004
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (d)(e)(f)	8,155	8,146
Sycamore Tree CLO, Ltd., Series 2023-2A, Class BR2, (3-month USD CME Term SOFR + 1.65%) 5.323% 1/20/2037 (d)(e)(f)	1,000	1,000
Sycamore Tree CLO, Ltd., Series 2023-2A, Class CR2, (3-month USD CME Term SOFR + 2.10%) 5.773% 1/20/2037 (d)(e)(f)	2,000	2,001
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.168% 1/20/2037 (d)(e)(f)	1,500	1,500
TCW CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 6.414% 8/16/2034 (d)(e)(f)	1,000	1,004
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.584% 8/16/2034 (d)(e)(f)	1,500	1,487
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (d)(e)(f)	12,917	12,924
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.572% 4/15/2034 (d)(e)(f)	2,000	2,002
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 6.372% 4/15/2034 (d)(e)(f)	2,000	2,001
Trimaran CAVU CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.447% 10/25/2034 (d)(e)(f)	2,098	2,100
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (d)(e)(f)	9,969	9,978
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (d)(e)(f)	1,318	1,319
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (d)(e)(f)	818	819
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2034 (d)(e)(f)	4,229	4,235
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (d)(e)(f)	13,000	13,014
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.049% 7/20/2032 (d)(e)(f)	238	238
Vibrant CLO, Ltd., Series 2021-12A, Class A2RR, (3-month USD CME Term SOFR + 1.65%) 5.318% 4/20/2034 (d)(e)(f)	5,000	5,005
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.268% 4/20/2037 (d)(e)(f)	2,893	2,899
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.488% 4/20/2037 (d)(e)(f)	543	543
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2035 (d)(e)(f)	2,222	2,225
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.231% 10/22/2031 (d)(e)(f)	250	251
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 7/20/2034 (d)(e)(f)	3,077	3,082
		472,540

47	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Credit card 1.19%
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23% 4/15/2029 (d)	USD2,000	$2,036
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030 (d)	3,000	3,078
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(f)	33,686	33,766
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (d)	7,806	7,874
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (d)	14,833	15,057
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	35,124	35,412
Chase Issuance Trust, Series 2023-A1, Class A, 5.16% 9/15/2028 (d)	5,000	5,037
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (d)	14,965	15,085
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(f)	1,691	1,712
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (d)(f)	292	295
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (d)	7,104	7,114
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (d)	8,022	8,102
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	13,375	13,662
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	6,751	6,870
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(f)	20,026	20,095
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (d)(f)	1,288	1,291
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (d)(f)	998	1,000
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (d)(f)	1,202	1,204
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(f)	10,115	10,155
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(f)	1,103	1,108
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(f)	7,738	7,776
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (d)(f)	753	755
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (d)(f)	607	607
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(f)	11,884	11,976
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (d)(f)	394	395
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (d)(f)	805	802
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	20,672	20,800
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (d)	5,977	6,047
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (d)	12,285	12,476
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (d)	11,616	11,845
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (d)	17,525	17,820
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (d)	24,999	25,178
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (d)	6,414	6,428
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (d)	8,630	8,789
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (d)	21,381	21,615
		343,262

Student loan 0.37%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(f)	2,786	2,841
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (d)(f)	915	849
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,189	2,954
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(f)	9,613	8,854
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (d)(f)	13,479	13,839
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (d)(f)	1,570	1,577
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (d)(f)	1,465	1,474
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (d)(f)	836	842
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(f)	12,692	12,048
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	10,295	9,856
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(f)	37,334	35,510
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.522% 4/20/2062 (d)(e)(f)	9,622	9,604
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.038% 7/25/2051 (d)(e)(f)	898	897
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.208% 11/15/2052 (d)(e)(f)	1,673	1,691
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (d)(f)	4,207	3,890
		106,726

Franchise/equipment 0.02%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (d)(f)	5,285	5,363

Intermediate Bond Fund of America	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Home equity 0.00%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (d)	USD134	$120
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (d)	1,392	1,241
		1,361
Total asset-backed obligations		4,800,825
Bonds & notes of governments & government agencies outside the U.S. 0.93%
Canada 0.41%
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 3.68% 3/11/2026 (e)(f)	9,893	9,905
CPPIB Capital, Inc. 0.875% 9/9/2026 (f)	12,181	12,012
OMERS Finance Trust 3.50% 4/19/2032 (f)	2,494	2,439
Ontario (Province of) 3.90% 9/4/2030	11,889	11,996
Ontario Teachers Finance Trust 0.875% 9/21/2026 (f)	23,131	22,779
Ontario Teachers Finance Trust 2.00% 4/16/2031 (f)	5,070	4,668
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (f)	31,138	30,934
PSP Capital, Inc. 1.625% 10/26/2028 (f)	12,052	11,492
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,477
		116,702

Saudi Arabia 0.22%
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (f)	9,934	9,999
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (f)	32,255	32,389
Saudi Arabia (Kingdom of) 4.375% 1/12/2031 (f)	10,000	10,049
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (f)	9,776	9,833
		62,270

Supra National 0.13%
Asian Development Bank 2.50% 11/2/2027	2,787	2,746
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,387
European Investment Bank 0.75% 10/26/2026	10,357	10,166
European Investment Bank 4.00% 2/15/2029	6,351	6,457
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,415
Inter-American Development Bank 1.125% 7/20/2028	1	1
		38,172

Kuwait 0.06%
Kuwait (State of) 4.016% 10/9/2028 (f)	16,750	16,845

Mexico 0.05%
United Mexican States 6.00% 5/13/2030	3,205	3,362
United Mexican States 6.00% 5/7/2036	10,000	10,265
		13,627

Japan 0.04%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (f)	6,158	6,061
Development Bank of Japan, Inc. 1.75% 10/20/2031 (f)	2,296	2,054
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,491
		12,606

Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029	6,885	7,049

Poland 0.00%
Poland (Republic of) 3.25% 4/6/2026	472	472
Total bonds & notes of governments & government agencies outside the U.S.		267,743

49	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.12%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	USD11,085	$10,720

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,692
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,558
		7,250

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,706
Total municipals		32,676
Federal agency bonds & notes 0.07%
Fannie Mae 0.875% 8/5/2030	21,412	19,154
Tennessee Valley Authority 3.875% 3/15/2028	450	454
		19,608
Total bonds, notes & other debt instruments (cost: $26,958,817,000)		27,148,512
Preferred securities 0.01%	Shares
Financials 0.01%
CoBank, ACB, Class E, 0% perpetual noncumulative preferred shares (3-month USD CME Term SOFR + 1.442%) (f)	4,000	3,168
Total preferred securities (cost: $3,985,000)		3,168
Short-term securities 8.25%
Money market investments 8.25%
Capital Group Central Cash Fund 3.65% (k)(l)	23,689,903	2,368,990
Total short-term securities (cost: $2,368,746,000)		2,368,990
Options purchased (equity style) 0.00%
Options purchased (equity style)*		155
Total options purchased (equity style) (cost: $534,000)		155
Total investment securities 102.76% (cost: $29,332,082,000)		29,520,825
Total options written (equity style)† (0.01)% (premium received: $1,319,000)		(1,447)
Other assets less liabilities (2.76)%		(791,365)
Net assets 100.00%		$28,728,013
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	2,600	3/13/2026	USD96.63	USD650,000	$33
3 Month SOFR Futures Option	699	12/11/2026	98.00	174,750	122
					$155

Intermediate Bond Fund of America	50

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	2,600	3/13/2026	USD96.81	USD(650,000)	$(16)
5 Year U.S. Treasury Note Futures Option	1,831	3/13/2026	109.50	(183,100)	(1,302)
					$(1,318)
Put
5 Year U.S. Treasury Note Futures Option	1,831	3/13/2026	USD109.50	USD(183,100)	$(129)
					$(1,447)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Day Federal Funds Futures	Long	884	3/2/2026	USD354,955	$(213)
3 Month SOFR Futures	Long	25	3/18/2026	6,020	8
3 Month SOFR Futures	Long	285	9/16/2026	68,781	(179)
2 Year U.S. Treasury Note Futures	Long	37,526	7/6/2026	7,853,195	12,120
5 Year U.S. Treasury Note Futures	Long	32,576	7/6/2026	3,587,941	16,528
10 Year U.S. Treasury Note Futures	Short	3,756	6/30/2026	(427,480)	(1,741)
10 Year Ultra U.S. Treasury Note Futures	Short	10,115	6/30/2026	(1,180,768)	(11,262)
20 Year U.S. Treasury Bond Futures	Long	86	6/30/2026	10,188	78
30 Year Ultra U.S. Treasury Bond Futures	Long	633	6/30/2026	76,969	889
					$16,228
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD9,885	$(20)	$—	$(20)
3.488%	Annual	SOFR	Annual	6/17/2031	35,962	447	—	447
3.43574%	Annual	SOFR	Annual	6/17/2031	41,932	421	—	421
3.403%	Annual	SOFR	Annual	6/17/2031	41,273	353	—	353
3.2285%	Annual	SOFR	Annual	6/17/2031	24,832	14	—	14
SOFR	Annual	3.482%	Annual	10/2/2032	28,996	(264)	—	(264)
SOFR	Annual	3.48%	Annual	10/2/2032	29,739	(267)	—	(267)
SOFR	Annual	3.4815%	Annual	10/2/2032	29,765	(270)	—	(270)
SOFR	Annual	3.50061%	Annual	11/3/2032	88,565	(889)	—	(889)
SOFR	Annual	3.628%	Annual	1/14/2033	45,055	(786)	—	(786)
SOFR	Annual	3.639%	Annual	1/14/2033	45,214	(819)	—	(819)
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(391)	—	(391)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	304	—	304
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	(315)	—	(315)
SOFR	Annual	3.66593%	Annual	11/3/2035	65,635	(815)	—	(815)
SOFR	Annual	3.554%	Annual	6/17/2036	28,308	(25)	—	(25)
SOFR	Annual	3.73632%	Annual	6/17/2036	45,093	(729)	—	(729)
SOFR	Annual	3.801%	Annual	6/17/2036	39,781	(859)	—	(859)
SOFR	Annual	3.79168%	Annual	6/17/2036	45,969	(956)	—	(956)

51	Intermediate Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	7/28/2045	USD233,400	$15,112	$—	$15,112
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	802	—	802
4.13862%	Annual	SOFR	Annual	6/17/2056	11,141	469	—	469
4.097%	Annual	SOFR	Annual	6/17/2056	9,689	337	—	337
4.07464%	Annual	SOFR	Annual	6/17/2056	10,860	335	—	335
3.909%	Annual	SOFR	Annual	6/17/2056	6,958	12	—	12
						$11,201	$—	$11,201
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD184,194	$(3,570)	$(4,215)	$645
Investments in affiliates (l)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 8.25%
Money market investments 8.25%
Capital Group Central Cash Fund 3.65% (k)	$3,025,612	$5,127,352	$5,783,967	$355	$(362)	$2,368,990	$55,969

(a)	Amount less than one thousand.
(b)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $111,993,000, which represented 0.39% of the net assets of the fund.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,956,031,000, which represented 24.21% of the net assets of the fund.

(g)	Represents securities transacted on a TBA basis.
(h)	Step bond; coupon rate may change at a later date.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Rate represents the seven-day yield at 2/28/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Intermediate Bond Fund of America	52

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

53	Intermediate Bond Fund of America

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $26,963,336)	$27,151,835
Affiliated issuers (cost: $2,368,746)	2,368,990	$29,520,825
Cash		5,535
Receivables for:
Sales of investments	522,529
Sales of fund’s shares	24,465
Dividends and interest	174,605
Variation margin on futures contracts	21,451
Variation margin on centrally cleared swap contracts	1,175	744,225
		30,270,585
Liabilities:
Options written, at value (premium received: $1,319)		1,447
Payables for:
Purchases of investments	1,504,951
Repurchases of fund’s shares	16,058
Dividends on fund’s shares	764
Investment advisory services	4,383
Services provided by related parties	2,856
Trustees’ deferred compensation	662
Variation margin on futures contracts	6,634
Variation margin on centrally cleared swap contracts	4,763
Other	54	1,541,125
Net assets at February 28, 2026		$28,728,013
Net assets consist of:
Capital paid in on shares of beneficial interest		$30,650,845
Total distributable earnings (accumulated loss)		(1,922,832)
Net assets at February 28, 2026		$28,728,013

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,241,723 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$9,095,588	709,689	$12.82
Class C	30,581	2,390	12.79
Class T	10	1	12.81
Class F-1	80,008	6,242	12.82
Class F-2	2,416,725	188,570	12.82
Class F-3	1,879,507	146,708	12.81
Class 529-A	393,048	30,668	12.82
Class 529-C	6,433	503	12.78
Class 529-E	10,226	798	12.82
Class 529-T	12	1	12.81
Class 529-F-1	11	1	12.81
Class 529-F-2	126,561	9,873	12.82
Class 529-F-3	76	6	12.82
Class R-1	5,456	427	12.79
Class R-2	66,066	5,166	12.79
Class R-2E	7,863	614	12.80
Class R-3	109,301	8,529	12.82
Class R-4	88,990	6,943	12.82
Class R-5E	18,383	1,434	12.82
Class R-5	23,218	1,811	12.82
Class R-6	14,369,950	1,121,349	12.81

Refer to the notes to financial statements.

Intermediate Bond Fund of America	54

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$548,182
Dividends (includes $55,969 from affiliates)	56,082	$604,264
Fees and expenses*:
Investment advisory services	31,919
Distribution services	14,778
Transfer agent services	6,584
Administrative services	4,108
529 plan services	136
Reports to shareholders	306
Registration statement and prospectus	916
Trustees’ compensation	98
Auditing and legal	207
Custodian	32
Other	30
Total fees and expenses before waivers and/or reimbursements	59,114
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	4,587
Total fees and expenses after waivers and/or reimbursements		54,527
Net investment income		549,737
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	42,356
Affiliated issuers	355
Options written	971
Futures contracts	(1,310)
Swap contracts	(1,383)	40,989
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	189,549
Affiliated issuers	(362)
Options written	(773)
Futures contracts	(18,602)
Swap contracts	(7,018)	162,794
Net realized gain (loss) and unrealized appreciation (depreciation)		203,783
Net increase (decrease) in net assets resulting from operations		$753,520
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

55	Intermediate Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2026*	2025

Operations:
Net investment income	$549,737	$1,082,987
Net realized gain (loss)	40,989	41,709
Net unrealized appreciation (depreciation)	162,794	102,427
Net increase (decrease) in net assets resulting from operations	753,520	1,227,123
Distributions paid or accrued to shareholders	(549,844)	(1,074,582)
Net capital share transactions	1,625,730	1,693,536
Total increase (decrease) in net assets	1,829,406	1,846,077
Net assets:
Beginning of period	26,898,607	25,052,530
End of period	$28,728,013	$26,898,607
*
Unaudited.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	56

Notes to financial statementsunaudited
1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

57	Intermediate Bond Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America	58

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):

59	Intermediate Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,831,354	$—	$8,831,354
Mortgage-backed obligations	—	7,754,658	—	7,754,658
Corporate bonds and notes	—	5,441,648	—	5,441,648
Asset-backed obligations	—	4,791,648	9,177	4,800,825
Bonds & notes of governments & government agencies outside the U.S.	—	267,743	—	267,743
Municipals	—	32,676	—	32,676
Federal agency bonds & notes	—	19,608	—	19,608
Preferred securities	—	3,168	—	3,168
Short-term securities	2,368,990	—	—	2,368,990
Options purchased on futures (equity style)	155	—	—	155
Total	$2,369,145	$27,142,503	$9,177	$29,520,825

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29,623	$—	$—	$29,623
Unrealized appreciation on centrally cleared interest rate swaps	—	18,606	—	18,606
Unrealized appreciation on centrally cleared credit default swaps	—	645	—	645
Liabilities:
Value of options written (equity style)	(1,447)	—	—	(1,447)
Unrealized depreciation on futures contracts	(13,395)	—	—	(13,395)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,405)	—	(7,405)
Total	$14,781	$11,846	$—	$26,627
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

61	Intermediate Bond Fund of America

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them. When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price.
When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $7,963,175,000.

63	Intermediate Bond Fund of America

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $18,660,213,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $732,510,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $212,092,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$155	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	1,447
Futures	Interest	Unrealized appreciation*	29,623	Unrealized depreciation*	13,395
Swap (centrally cleared)	Interest	Unrealized appreciation*	18,606	Unrealized depreciation*	7,405
Swap (centrally cleared)	Credit	Unrealized appreciation*	645	Unrealized depreciation*	—
			$49,029		$22,247

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6,731)	Net unrealized appreciation (depreciation) on investments	$5,180
Options written (equity style)	Interest	Net realized gain (loss) on options written	971	Net unrealized appreciation (depreciation) on options written	(773)
Futures	Interest	Net realized gain (loss) on futures contracts	(1,310)	Net unrealized appreciation (depreciation) on futures contracts	(18,602)
Swap	Interest	Net realized gain (loss) on swap contracts	2,444	Net unrealized appreciation (depreciation) on swap contracts	(10,639)
Swap	Credit	Net realized gain (loss) on swap contracts	(3,827)	Net unrealized appreciation (depreciation) on swap contracts	3,621
			$(8,453)		$(21,213)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

65	Intermediate Bond Fund of America

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$58,407
Capital loss carryforward*	(2,203,691)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$392,478
Gross unrealized depreciation on investments	(179,267)
Net unrealized appreciation (depreciation) on investments	213,211
Cost of investments	29,338,457

Intermediate Bond Fund of America	66

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2026	2025
Class A	$167,304	$345,455
Class C	460	944
Class T	— †	— †
Class F-1	1,495	3,427
Class F-2	46,807	94,917
Class F-3	37,431	71,549
Class 529-A	7,309	15,344
Class 529-C	94	184
Class 529-E	183	398
Class 529-T	— †	1
Class 529-F-1	— †	— †
Class 529-F-2	2,511	5,010
Class 529-F-3	2	3
Class R-1	81	157
Class R-2	1,034	2,242
Class R-2E	133	269
Class R-3	1,893	4,045
Class R-4	1,729	3,759
Class R-5E	352	688
Class R-5	466	968
Class R-6	280,560	525,222
Total	$549,844	$1,074,582
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2026, CRMC waived investment advisory services fees of $4,587,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $31,919,000, which were equivalent to an annualized rate of 0.233% of average daily net assets, were reduced to $27,332,000, which were equivalent to an annualized rate of 0.200% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

67	Intermediate Bond Fund of America

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, unreimbursed expenses subject to reimbursement totaled $1,003,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	68

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were $136,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.
For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$13,322	$4,662	$1,332	Not applicable
Class C	150	15	5	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	98	73	12	Not applicable
Class F-2	Not applicable	1,328	346	Not applicable
Class F-3	Not applicable	3	269	Not applicable
Class 529-A	474	195	58	$100
Class 529-C	31	3	1	1
Class 529-E	25	2	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	25	18	32
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	26	2	1	Not applicable
Class R-2	248	106	10	Not applicable
Class R-2E	24	7	1	Not applicable
Class R-3	268	76	16	Not applicable
Class R-4	112	45	14	Not applicable
Class R-5E	Not applicable	13	3	Not applicable
Class R-5	Not applicable	6	3	Not applicable
Class R-6	Not applicable	23	2,017	Not applicable

Total class-specific expenses	$14,778	$6,584	$4,108	$136
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $98,000 in the fund’s statement of operations reflects $46,000 in current fees (either paid in cash or deferred) and a net increase of $52,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

69	Intermediate Bond Fund of America

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$934,154	73,268	$166,142	13,028	$(914,400)	(71,718)	$185,896	14,578
Class C	4,527	356	456	35	(4,990)	(392)	(7)	(1)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,872	304	1,446	113	(6,426)	(504)	(1,108)	(87)
Class F-2	322,464	25,291	45,971	3,605	(238,461)	(18,704)	129,974	10,192
Class F-3	234,201	18,377	37,378	2,932	(151,706)	(11,905)	119,873	9,404
Class 529-A	37,652	2,954	7,292	572	(41,389)	(3,247)	3,555	279
Class 529-C	1,537	121	93	7	(1,280)	(101)	350	27
Class 529-E	1,023	80	182	15	(1,135)	(89)	70	6
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	14,164	1,111	2,501	196	(13,343)	(1,047)	3,322	260
Class 529-F-3	— †	— †	2	— †	(6)	— †	(4)	— †
Class R-1	385	30	81	7	(212)	(17)	254	20
Class R-2	8,770	689	1,026	81	(11,469)	(901)	(1,673)	(131)
Class R-2E	563	44	133	11	(686)	(54)	10	1
Class R-3	13,354	1,047	1,880	148	(14,165)	(1,111)	1,069	84
Class R-4	9,987	783	1,723	135	(17,579)	(1,378)	(5,869)	(460)
Class R-5E	2,808	220	350	27	(2,065)	(162)	1,093	85
Class R-5	3,194	250	465	36	(2,861)	(224)	798	62
Class R-6	1,316,585	103,277	279,322	21,911	(407,780)	(32,011)	1,188,127	93,177
Total net increase (decrease)	$2,909,240	228,202	$546,443	42,859	$(1,829,953)	(143,565)	$1,625,730	127,496
Refer to the end of the table(s) for footnote(s).

Intermediate Bond Fund of America	70

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$1,647,136	131,143	$342,886	27,247	$(1,915,813)	(152,638)	$74,209	5,752
Class C	10,587	843	936	74	(9,646)	(770)	1,877	147
Class T	—	—	—	—	—	—	—	—
Class F-1	7,297	580	3,311	263	(32,107)	(2,557)	(21,499)	(1,714)
Class F-2	626,234	49,888	93,110	7,399	(701,170)	(55,829)	18,174	1,458
Class F-3	437,748	34,876	71,321	5,670	(333,662)	(26,581)	175,407	13,965
Class 529-A	71,067	5,659	15,298	1,216	(87,854)	(7,001)	(1,489)	(126)
Class 529-C	2,985	238	183	15	(2,755)	(220)	413	33
Class 529-E	1,301	104	395	31	(2,960)	(236)	(1,264)	(101)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	30,049	2,394	4,994	397	(25,054)	(1,996)	9,989	795
Class 529-F-3	100	8	3	— †	(37)	(3)	66	5
Class R-1	1,343	107	156	13	(863)	(69)	636	51
Class R-2	16,029	1,278	2,223	177	(22,082)	(1,761)	(3,830)	(306)
Class R-2E	1,681	135	268	21	(1,560)	(125)	389	31
Class R-3	25,392	2,019	4,005	318	(33,422)	(2,662)	(4,025)	(325)
Class R-4	20,759	1,652	3,741	297	(25,352)	(2,017)	(852)	(68)
Class R-5E	5,750	457	683	54	(5,328)	(424)	1,105	87
Class R-5	4,903	390	963	77	(8,614)	(686)	(2,748)	(219)
Class R-6	1,823,074	145,257	522,756	41,539	(898,852)	(71,616)	1,446,978	115,180
Total net increase (decrease)	$4,733,435	377,028	$1,067,232	84,808	$(4,107,131)	(327,191)	$1,693,536	134,645
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $22,799,163,000 and $22,369,717,000, respectively, during the six months ended February 28, 2026.

71	Intermediate Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6]	$12.72	$.24	$.10	$.34	$(.24 )	$—	$(.24 )	$12.82	2.68%[7]	$9,096	.68%[8]	.65%[8]	3.77%[8]
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.52	8,845.68		.65	4.00
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.09	8,725.69		.66	4.07
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.86 )	8,673.63		.62	2.86
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	9,557.62		.62	1.66
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	10,608.61		.61	.80
Class C:
2/28/2026[5,6]	12.70	.19	.09	.28	(.19 )	—	(.19 )	12.79	2.25 [7]	31	1.38 [8]	1.35 [8]	3.07 [8]
8/31/2025	12.63	.41	.07	.48	(.41 )	—	(.41 )	12.70	3.88	30	1.38	1.35	3.30
8/31/2024	12.27	.41	.34	.75	(.39 )	—	(.39 )	12.63	6.26	28	1.39	1.36	3.36
8/31/2023	12.73	.26	(.46 )	(.20 )	(.26 )	—	(.26 )	12.27	(1.59)	32	1.36	1.35	2.10
8/31/2022	13.84	.12	(1.09)	(.97 )	(.14 )	—	(.14 )	12.73	(7.04)	37	1.32	1.32	.91
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.34 )	50	1.30	1.30	.11
Class T:
2/28/2026[5,6]	12.72	.26	.09	.35	(.26 )	—	(.26 )	12.81	2.76 [7,9]	— [10]	.37 [8,9]	.34 [8,9]	4.08 [8,9]
8/31/2025	12.65	.54	.07	.61	(.54 )	—	(.54 )	12.72	4.92 [9]	— [10]	.38 [9]	.35 [9]	4.30 [9]
8/31/2024	12.29	.54	.34	.88	(.52 )	—	(.52 )	12.65	7.32 [9]	— [10]	.39 [9]	.36 [9]	4.36 [9]
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )[9]	— [10]	.34 [9]	.33 [9]	3.16 [9]
8/31/2022	13.85	.26	(1.10)	(.84 )	(.26 )	—	(.26 )	12.75	(6.09)[9]	— [10]	.31 [9]	.31 [9]	1.98 [9]
8/31/2021	14.21	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.85	.62 [9]	— [10]	.32 [9]	.32 [9]	1.09 [9]
Class F-1:
2/28/2026[5,6]	12.72	.24	.10	.34	(.24 )	—	(.24 )	12.82	2.67 [7]	80	.70 [8]	.67 [8]	3.74 [8]
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.50	81.70		.67	3.98
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.08	102.71		.67	4.05
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	114.66		.65	2.82
8/31/2022	13.86	.21	(1.10)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	134.62		.62	1.60
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	186.60		.60	.78
Class F-2:
2/28/2026[5,6]	12.72	.26	.10	.36	(.26 )	—	(.26 )	12.82	2.83 [7]	2,417	.39 [8]	.36 [8]	4.06 [8]
8/31/2025	12.66	.54	.05	.59	(.53 )	—	(.53 )	12.72	4.83	2,270.39		.36	4.29
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.41	2,239.39		.36	4.37
8/31/2023	12.75	.38	(.46 )	(.08 )	(.38 )	—	(.38 )	12.29	(.61 )	2,278.37		.36	3.06
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.18)	3,253.34		.34	1.95
8/31/2021	14.22	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.86	.63	3,388.32		.32	1.10
Class F-3:
2/28/2026[5,6]	12.72	.26	.09	.35	(.26 )	—	(.26 )	12.81	2.81 [7]	1,880	.28 [8]	.24 [8]	4.17 [8]
8/31/2025	12.65	.55	.07	.62	(.55 )	—	(.55 )	12.72	5.03	1,746.28		.24	4.40
8/31/2024	12.29	.55	.34	.89	(.53 )	—	(.53 )	12.65	7.45	1,560.28		.25	4.48
8/31/2023	12.74	.41	(.46 )	(.05 )	(.40 )	—	(.40 )	12.29	(.41 )	1,470.26		.25	3.26
8/31/2022	13.85	.28	(1.12)	(.84 )	(.27 )	—	(.27 )	12.74	(6.08)	1,395.23		.23	2.10
8/31/2021	14.21	.17	(.07 )	.10	(.17 )	(.29 )	(.46 )	13.85	.74	1,316.21		.21	1.21
Class 529-A:
2/28/2026[5,6]	12.72	.24	.10	.34	(.24 )	—	(.24 )	12.82	2.69 [7]	393	.67 [8]	.64 [8]	3.78 [8]
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.54	387.67		.64	4.01
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.10	386.69		.65	4.07
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	391.66		.65	2.83
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.44)	439.61		.61	1.65
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	529.60		.60	.81
Refer to the end of the table(s) for footnote(s).

Intermediate Bond Fund of America	72

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6]	$12.69	$.19	$.09	$.28	$(.19 )	$—	$(.19 )	$12.78	2.23%[7]	$6	1.43%[8]	1.39%[8]	3.02%[8]
8/31/2025	12.62	.41	.06	.47	(.40 )	—	(.40 )	12.69	3.83	6	1.43	1.40	3.25
8/31/2024	12.26	.41	.34	.75	(.39 )	—	(.39 )	12.62	6.23	6	1.43	1.40	3.33
8/31/2023	12.72	.26	(.47 )	(.21 )	(.25 )	—	(.25 )	12.26	(1.65)	5	1.42	1.41	2.06
8/31/2022	13.83	.12	(1.10)	(.98 )	(.13 )	—	(.13 )	12.72	(7.08)	6	1.37	1.37	.87
8/31/2021	14.21	.01	(.07 )	(.06 )	(.03 )	(.29 )	(.32 )	13.83	(.42 )	8	1.33	1.33	.07
Class 529-E:
2/28/2026[5,6]	12.72	.23	.10	.33	(.23 )	—	(.23 )	12.82	2.59 [7]	10	.86 [8]	.82 [8]	3.59 [8]
8/31/2025	12.66	.48	.06	.54	(.48 )	—	(.48 )	12.72	4.34	10.86		.83	3.82
8/31/2024	12.29	.48	.35	.83	(.46 )	—	(.46 )	12.66	6.91	11.86		.83	3.89
8/31/2023	12.75	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.08)	12.84		.84	2.63
8/31/2022	13.86	.19	(1.10)	(.91 )	(.20 )	—	(.20 )	12.75	(6.62)	14.81		.81	1.44
8/31/2021	14.22	.09	(.07 )	.02	(.09 )	(.29 )	(.38 )	13.86	.15	18.79		.79	.61
Class 529-T:
2/28/2026[5,6]	12.72	.25	.09	.34	(.25 )	—	(.25 )	12.81	2.73 [7,9]	— [10]	.43 [8,9]	.40 [8,9]	4.03 [8,9]
8/31/2025	12.65	.53	.07	.60	(.53 )	—	(.53 )	12.72	4.86 [9]	— [10]	.44 [9]	.40 [9]	4.25 [9]
8/31/2024	12.29	.53	.34	.87	(.51 )	—	(.51 )	12.65	7.26 [9]	— [10]	.46 [9]	.42 [9]	4.30 [9]
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )[9]	— [10]	.41 [9]	.40 [9]	3.10 [9]
8/31/2022	13.85	.25	(1.10)	(.85 )	(.25 )	—	(.25 )	12.75	(6.16)[9]	— [10]	.39 [9]	.39 [9]	1.91 [9]
8/31/2021	14.21	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.85	.51 [9]	— [10]	.37 [9]	.37 [9]	1.04 [9]
Class 529-F-1:
2/28/2026[5,6]	12.72	.25	.09	.34	(.25 )	—	(.25 )	12.81	2.70 [7,9]	— [10]	.50 [8,9]	.47 [8,9]	3.95 [8,9]
8/31/2025	12.65	.52	.07	.59	(.52 )	—	(.52 )	12.72	4.79 [9]	— [10]	.50 [9]	.47 [9]	4.18 [9]
8/31/2024	12.29	.52	.34	.86	(.50 )	—	(.50 )	12.65	7.20 [9]	— [10]	.51 [9]	.48 [9]	4.24 [9]
8/31/2023	12.75	.38	(.47 )	(.09 )	(.37 )	—	(.37 )	12.29	(.71 )[9]	— [10]	.49 [9]	.48 [9]	3.02 [9]
8/31/2022	13.86	.25	(1.11)	(.86 )	(.25 )	—	(.25 )	12.75	(6.26)[9]	— [10]	.43 [9]	.43 [9]	1.86 [9]
8/31/2021	14.22	.14	(.06 )	.08	(.15 )	(.29 )	(.44 )	13.86	.54 [9]	— [10]	.36 [9]	.36 [9]	.98 [9]
Class 529-F-2:
2/28/2026[5,6]	12.73	.26	.09	.35	(.26 )	—	(.26 )	12.82	2.76 [7]	127	.37 [8]	.33 [8]	4.08 [8]
8/31/2025	12.66	.54	.07	.61	(.54 )	—	(.54 )	12.73	4.93	122.37		.34	4.31
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.42	112.38		.35	4.38
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )	103.34		.33	3.17
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.17)	109.32		.32	1.96
8/31/2021[5,11]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.64 [7]	120	.33 [8]	.33 [8]	1.09 [8]
Class 529-F-3:
2/28/2026[5,6]	12.72	.26	.10	.36	(.26 )	—	(.26 )	12.82	2.86 [7]	— [10]	.33 [8]	.29 [8]	4.12 [8]
8/31/2025	12.66	.55	.05	.60	(.54 )	—	(.54 )	12.72	4.88	— [10]	.33	.30	4.35
8/31/2024	12.29	.55	.34	.89	(.52 )	—	(.52 )	12.66	7.47	— [10]	.34	.31	4.42
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.55 )	— [10]	.33	.32	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	— [10]	.28	.28	2.01
8/31/2021[5,11]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.67 [7]	— [10]	.36 [8]	.29 [8]	1.14 [8]
Class R-1:
2/28/2026[5,6]	12.70	.20	.09	.29	(.20 )	—	(.20 )	12.79	2.27 [7]	5	1.35 [8]	1.31 [8]	3.10 [8]
8/31/2025	12.63	.42	.06	.48	(.41 )	—	(.41 )	12.70	3.92	5	1.34	1.31	3.34
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.31	5	1.35	1.32	3.41
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.48)	4	1.33	1.32	2.19
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	4	1.30	1.30	.96
8/31/2021	14.21	.01	(.06 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.35 )	5	1.31	1.31	.08
Refer to the end of the table(s) for footnote(s).

73	Intermediate Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6]	$12.70	$.20	$.09	$.29	$(.20 )	$—	$(.20 )	$12.79	2.27%[7]	$66	1.34%[8]	1.31%[8]	3.11%[8]
8/31/2025	12.63	.42	.06	.48	(.41 )	—	(.41 )	12.70	3.93	67	1.34	1.31	3.34
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.32	71	1.34	1.31	3.42
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.47)	73	1.32	1.31	2.17
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	78	1.30	1.30	.97
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.33 )	96	1.29	1.29	.12
Class R-2E:
2/28/2026[5,6]	12.71	.21	.09	.30	(.21 )	—	(.21 )	12.80	2.42 [7]	8	1.05 [8]	1.02 [8]	3.40 [8]
8/31/2025	12.64	.45	.07	.52	(.45 )	—	(.45 )	12.71	4.22	8	1.06	1.02	3.63
8/31/2024	12.27	.46	.34	.80	(.43 )	—	(.43 )	12.64	6.61	7	1.07	1.04	3.69
8/31/2023	12.73	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94 )	(.17 )	—	(.17 )	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06 )	(.01 )	(.06 )	(.29 )	(.35 )	13.84	(.07 )	8	1.02	1.02	.38
Class R-3:
2/28/2026[5,6]	12.72	.22	.10	.32	(.22 )	—	(.22 )	12.82	2.56 [7]	109	.92 [8]	.88 [8]	3.53 [8]
8/31/2025	12.66	.47	.06	.53	(.47 )	—	(.47 )	12.72	4.28	108.92		.89	3.76
8/31/2024	12.29	.47	.35	.82	(.45 )	—	(.45 )	12.66	6.85	111.92		.89	3.83
8/31/2023	12.75	.32	(.46 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.13)	112.90		.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92 )	(.19 )	—	(.19 )	12.75	(6.68)	123.87		.87	1.39
8/31/2021	14.22	.08	(.07 )	.01	(.08 )	(.29 )	(.37 )	13.86	.09	148.86		.86	.55
Class R-4:
2/28/2026[5,6]	12.72	.24	.10	.34	(.24 )	—	(.24 )	12.82	2.71 [7]	89	.62 [8]	.59 [8]	3.83 [8]
8/31/2025	12.66	.51	.06	.57	(.51 )	—	(.51 )	12.72	4.58	94.62		.59	4.06
8/31/2024	12.29	.51	.35	.86	(.49 )	—	(.49 )	12.66	7.16	95.63		.59	4.13
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.83 )	98.60		.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88 )	(.23 )	—	(.23 )	12.75	(6.40)	117.57		.57	1.69
8/31/2021	14.22	.12	(.07 )	.05	(.12 )	(.29 )	(.41 )	13.86	.39	139.56		.56	.85
Class R-5E:
2/28/2026[5,6]	12.72	.25	.10	.35	(.25 )	—	(.25 )	12.82	2.81 [7]	18	.43 [8]	.40 [8]	4.02 [8]
8/31/2025	12.66	.53	.06	.59	(.53 )	—	(.53 )	12.72	4.79	17.43		.40	4.25
8/31/2024	12.29	.54	.34	.88	(.51 )	—	(.51 )	12.66	7.37	16.43		.40	4.33
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )	13.41		.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86 )	(.25 )	—	(.25 )	12.75	(6.22)	11.38		.38	1.92
8/31/2021	14.22	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.86	.58	11.36		.36	1.06
Class R-5:
2/28/2026[5,6]	12.73	.26	.09	.35	(.26 )	—	(.26 )	12.82	2.78 [7]	23	.33 [8]	.29 [8]	4.12 [8]
8/31/2025	12.66	.55	.06	.61	(.54 )	—	(.54 )	12.73	4.97	22.33		.30	4.35
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.47	25.33		.30	4.43
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.54 )	24.31		.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	29.27		.27	1.99
8/31/2021	14.22	.16	(.06 )	.10	(.17 )	(.29 )	(.46 )	13.86	.68	34.26		.26	1.14
Class R-6:
2/28/2026[5,6]	12.72	.26	.09	.35	(.26 )	—	(.26 )	12.81	2.81 [7]	14,370	.28 [8]	.24 [8]	4.17 [8]
8/31/2025	12.66	.55	.06	.61	(.55 )	—	(.55 )	12.72	4.95	13,081.28		.24	4.40
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.53	11,554.28		.25	4.48
8/31/2023	12.75	.40	(.46 )	(.06 )	(.40 )	—	(.40 )	12.29	(.49 )	10,092.25		.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83 )	(.27 )	—	(.27 )	12.75	(6.01)	11,086.22		.22	2.02
8/31/2021	14.22	.17	(.08 )	.09	(.17 )	(.29 )	(.46 )	13.85	.67	15,032.21		.21	1.21
Refer to the end of the table(s) for footnote(s).

Intermediate Bond Fund of America	74

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended February 28, 2026[5,6,7,14]	Year ended August 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	69%	89%	84%	125%	73%	85%
Including mortgage dollar roll transactions	131%	236%	360%	454%	263%	434%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

75	Intermediate Bond Fund of America

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Intermediate Bond Fund of America	76

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,122,029,052
Total shares voting on November 25, 2025:
2,016,179,579 (95.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,844,315,524	91.5%	171,864,055	8.5%
Pramod Atluri	1,984,511,524	98.4%	31,668,055	1.6%
Francisco G. Cigarroa	1,984,850,747	98.4%	31,328,832	1.6%
Nariman Farvardin	1,984,378,084	98.4%	31,801,495	1.6%
Jennifer C. Feikin	1,986,294,308	98.5%	29,885,271	1.5%
Leslie Stone Heisz	1,985,727,775	98.5%	30,451,804	1.5%
Merit E. Janow	1,984,189,010	98.4%	31,990,569	1.6%
Martin E. Koehler	1,986,383,036	98.5%	29,796,543	1.5%
Benjamin R. Miller	1,986,664,915	98.5%	29,514,664	1.5%
Josette Sheeran	1,986,230,643	98.5%	29,948,936	1.5%
Margaret Spellings	1,985,687,073	98.5%	30,492,506	1.5%
Alexandra Trower	1,986,355,215	98.5%	29,824,364	1.5%
Paul S. Williams	1,986,249,846	98.5%	29,929,733	1.5%
Courtney K. Wolf	1,986,616,057	98.5%	29,563,522	1.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,310,018,884	65.0%	7,923,753	0.4%	6,961,757	0.3%
(broker non-votes = 691,275,184)
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

77	Intermediate Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.

During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2026